Vanguard® Intermediate-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.8%)
U.S. Government Securities (8.8%)
	United States Treasury Note/Bond	4.625%	3/15/26	24,700	24,820
	United States Treasury Note/Bond	4.375%	7/31/26	96,100	96,385
	United States Treasury Note/Bond	2.625%	7/31/29	40,000	37,363
	United States Treasury Note/Bond	3.500%	1/31/30	125,492	121,512
	United States Treasury Note/Bond	1.500%	2/15/30	63,000	55,027
	United States Treasury Note/Bond	3.625%	3/31/30	75,000	72,984
	United States Treasury Note/Bond	3.500%	4/30/30	115,635	111,787
	United States Treasury Note/Bond	0.625%	5/15/30	78,000	64,362
[1]	United States Treasury Note/Bond	3.750%	5/31/30	70,771	69,245
	United States Treasury Note/Bond	3.750%	6/30/30	131,530	128,632
[1,2]	United States Treasury Note/Bond	4.000%	7/31/30	90,490	89,613
[2,3]	United States Treasury Note/Bond	4.625%	9/30/30	195,353	199,687
[1]	United States Treasury Note/Bond	3.750%	12/31/30	100,000	97,516
	United States Treasury Note/Bond	4.000%	1/31/31	65,000	64,248
	United States Treasury Note/Bond	4.250%	2/28/31	62,000	62,116
	United States Treasury Note/Bond	4.125%	3/31/31	200,000	198,937
	United States Treasury Note/Bond	4.625%	4/30/31	160,000	163,650
	United States Treasury Note/Bond	4.625%	5/31/31	100,000	102,250
	United States Treasury Note/Bond	4.250%	6/30/31	120,000	120,169
	United States Treasury Note/Bond	4.125%	7/31/31	120,000	119,288
	United States Treasury Note/Bond	1.250%	8/15/31	166,000	137,054
	United States Treasury Note/Bond	3.750%	8/31/31	30,000	29,156
	United States Treasury Note/Bond	3.625%	9/30/31	179,000	172,623
[1]	United States Treasury Note/Bond	1.375%	11/15/31	100,000	82,719
	United States Treasury Note/Bond	1.875%	2/15/32	100,000	85,250
	United States Treasury Note/Bond	2.875%	5/15/32	50,000	45,602
	United States Treasury Note/Bond	2.750%	8/15/32	160,000	144,200
[1]	United States Treasury Note/Bond	3.875%	8/15/33	150,000	145,688
	United States Treasury Note/Bond	4.500%	11/15/33	92,000	93,538
	United States Treasury Note/Bond	4.000%	2/15/34	85,000	83,180
	United States Treasury Note/Bond	4.375%	5/15/34	45,000	45,323
Total U.S. Government and Agency Obligations (Cost $3,096,583)					3,063,924
Asset-Backed/Commercial Mortgage-Backed Securities (1.4%)
[4,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.335%	9/15/48	360	321
[4,5]	BANK Class A4 Series 2022-BNK40	3.393%	3/15/64	17,024	15,293
[4,5]	BANK Class A4 Series 2022-BNK41	3.790%	4/15/65	6,267	5,771
[4]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	4,940	4,158
[4]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	18,680	17,791
[4]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/57	38,790	40,558
[4]	BANK Class A5 Series 2024-BNK48	5.053%	9/15/34	32,140	31,941
[4,5]	BANK Class AS Series 2024-BNK48	5.355%	10/15/34	14,680	14,530
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	1,540	1,492
[4]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	2,285	2,026
[4]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	4,000	3,394
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	3,760	3,179
[4]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	7,114	6,081
[4,5]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/55	15,170	14,699
[4]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/55	4,250	4,082
[4,5]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/56	2,600	2,913
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/57	7,170	7,330
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/57	13,230	13,958
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/57	5,600	5,728
[4]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/57	23,770	24,482
[4,5]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/57	13,918	14,335
[4]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	4,250	3,686
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	1,200	1,162
[4]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/56	2,600	2,669
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	3,660	3,276
[4,5]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	20,280	19,402

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/56	21,840	23,396
[4,5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/57	12,110	12,423
[4,5,6]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/57	8,780	9,001
[4,5]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/57	37,280	38,571
[4]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/57	43,830	45,811
[4,5]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	1,340	1,264
[4,5]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	820	777
[4,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	1,000	690
[4,5]	CD Mortgage Trust Class C Series 2018-CD7	4.842%	8/15/51	1,350	1,216
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	926	904
[4,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	400	389
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	1,000	920
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.575%	9/10/58	900	743
[4,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.255%	9/15/50	1,000	875
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	495	479
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2020-C19	2.561%	3/15/53	5,250	4,520
[4,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.363%	8/15/48	960	790
[4]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	3,620	3,250
[4,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.446%	9/10/47	4,615	3,640
[4,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.637%	10/10/48	910	684
[4,5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	246	229
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	150	145
[4,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.982%	7/15/46	1,830	1,512
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	1,870	1,629
[4,5]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	1,900	1,609
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	3,139	2,855
[4,5]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/56	16,150	17,215
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	5,780	3,750
[4,7]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/54	10,020	10,123
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	2,500	2,050
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	211	197
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/57	24,930	25,228
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	305	291
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	1,450	880
[4,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	1,380	1,267
[4,5,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	3,776	3,399
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	216	211
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	1,866	1,660
[4,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	1,410	849
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $502,837)					489,699
Corporate Bonds (85.8%)
Communications (6.0%)
[7]	AMC Networks Inc.	10.250%	1/15/29	243	250
	AT&T Inc.	4.300%	2/15/30	68,644	66,811
	AT&T Inc.	2.750%	6/1/31	52,000	45,682
	AT&T Inc.	2.250%	2/1/32	95,281	79,281
	AT&T Inc.	2.550%	12/1/33	29,970	24,398
	AT&T Inc.	5.400%	2/15/34	53,344	54,170
[8]	Booking Holdings Inc.	4.750%	11/15/34	6,100	7,278
[7]	British Telecommunications plc	3.250%	11/8/29	30,000	27,752
	British Telecommunications plc	9.625%	12/15/30	6,194	7,614
[7]	Cable One Inc.	4.000%	11/15/30	503	396
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	2,270	2,171
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	7,580	6,898
[7]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	225	195
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	14,025	11,789
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	34,341	27,096
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/34	44,971	46,171
[9]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	7,295	6,826
	Comcast Corp.	2.650%	2/1/30	15,290	13,787
	Comcast Corp.	3.400%	4/1/30	65,765	61,395
	Comcast Corp.	4.250%	10/15/30	6,753	6,569
	Comcast Corp.	1.950%	1/15/31	32,500	27,495
	Comcast Corp.	1.500%	2/15/31	7,672	6,292
[8]	Comcast Corp.	3.250%	9/26/32	8,300	8,950
	Comcast Corp.	5.500%	11/15/32	17,605	18,266
	Comcast Corp.	5.300%	6/1/34	34,000	34,590
[7]	CSC Holdings LLC	11.750%	1/31/29	640	624
[7]	CSC Holdings LLC	3.375%	2/15/31	1,465	1,051

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Telekom International Finance BV	8.750%	6/15/30	73,671	86,663
	Deutsche Telekom International Finance BV	9.250%	6/1/32	5,000	6,265
	Discovery Communications LLC	3.625%	5/15/30	18,276	16,185
[7]	DISH Network Corp.	11.750%	11/15/27	1,590	1,674
	Electronic Arts Inc.	1.850%	2/15/31	34,437	28,880
	Fox Corp.	3.500%	4/8/30	14,000	13,017
	Fox Corp.	6.500%	10/13/33	10,391	11,064
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	1,180	1,161
[7]	Frontier Communications Holdings LLC	8.625%	3/15/31	311	334
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	364	360
[7]	Level 3 Financing Inc.	4.625%	9/15/27	63	58
[7]	Level 3 Financing Inc.	4.250%	7/1/28	545	453
[7]	Level 3 Financing Inc.	3.875%	11/15/29	540	367
[7]	Level 3 Financing Inc.	10.500%	5/15/30	350	383
[7]	Level 3 Financing Inc.	10.000%	10/15/32	247	245
	Meta Platforms Inc.	3.850%	8/15/32	50,635	47,702
	Meta Platforms Inc.	4.750%	8/15/34	13,520	13,367
[7]	Midcontinent Communications	8.000%	8/15/32	1,285	1,310
[7]	Netflix Inc.	5.375%	11/15/29	11,561	11,868
[7]	Netflix Inc.	4.875%	6/15/30	52,505	52,816
	Netflix Inc.	4.900%	8/15/34	28,650	28,630
[7]	News Corp.	5.125%	2/15/32	4,840	4,638
[7]	Nexstar Media Inc.	4.750%	11/1/28	1,700	1,598
[7]	NTT Finance Corp.	2.065%	4/3/31	4,955	4,190
	Omnicom Group Inc.	4.200%	6/1/30	2,000	1,933
	Omnicom Group Inc.	2.600%	8/1/31	29,000	25,013
	Orange SA	9.000%	3/1/31	21,803	26,355
	Orange SA	5.375%	1/13/42	2,500	2,446
[7]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/31	615	650
	Paramount Global	4.950%	1/15/31	42,267	39,252
	Paramount Global	4.200%	5/19/32	27,322	23,782
	Rogers Communications Inc.	3.800%	3/15/32	30,539	27,840
	Rogers Communications Inc.	5.300%	2/15/34	20,014	19,853
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	495	385
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	523	296
[7]	Scripps Escrow Inc.	5.875%	7/15/27	2,088	1,841
[7]	Sirius XM Radio Inc.	4.125%	7/1/30	1,810	1,619
	Sprint Capital Corp.	8.750%	3/15/32	109,820	132,775
[7]	Sunrise FinCo I BV	4.875%	7/15/31	1,620	1,483
	Telefonica Europe BV	8.250%	9/15/30	9,987	11,496
	T-Mobile USA Inc.	3.875%	4/15/30	134,735	127,988
	T-Mobile USA Inc.	2.550%	2/15/31	32,145	27,946
	T-Mobile USA Inc.	2.875%	2/15/31	31,920	28,274
	T-Mobile USA Inc.	3.500%	4/15/31	55,000	50,465
	T-Mobile USA Inc.	2.250%	11/15/31	26,520	22,253
	T-Mobile USA Inc.	2.700%	3/15/32	10,000	8,568
	T-Mobile USA Inc.	5.200%	1/15/33	15,000	15,082
	T-Mobile USA Inc.	5.050%	7/15/33	27,160	27,037
	T-Mobile USA Inc.	5.150%	4/15/34	19,830	19,806
	T-Mobile USA Inc.	4.700%	1/15/35	30,000	28,861
	Uber Technologies Inc.	4.300%	1/15/30	27,410	26,666
	Uber Technologies Inc.	4.800%	9/15/34	37,555	36,382
[7]	Univision Communications Inc.	8.000%	8/15/28	230	234
[7]	Univision Communications Inc.	4.500%	5/1/29	110	98
[7]	Univision Communications Inc.	7.375%	6/30/30	1,841	1,767
[7]	Univision Communications Inc.	8.500%	7/31/31	1,205	1,184
	Verizon Communications Inc.	4.016%	12/3/29	52,000	50,009
	Verizon Communications Inc.	3.150%	3/22/30	30,626	28,120
	Verizon Communications Inc.	1.500%	9/18/30	10,107	8,413
	Verizon Communications Inc.	1.680%	10/30/30	19,550	16,248
[8]	Verizon Communications Inc.	4.250%	10/31/30	4,000	4,581
	Verizon Communications Inc.	1.750%	1/20/31	45,139	37,436
	Verizon Communications Inc.	2.550%	3/21/31	110,107	95,573
	Verizon Communications Inc.	2.355%	3/15/32	106,142	88,566
	Verizon Communications Inc.	4.500%	8/10/33	10,000	9,518
[7]	Virgin Media Finance plc	5.000%	7/15/30	1,125	966
[7]	VZ Secured Financing BV	5.000%	1/15/32	2,228	2,000
	Walt Disney Co.	2.650%	1/13/31	24,000	21,333
	Warnermedia Holdings Inc.	4.279%	3/15/32	78,745	69,075

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	WMG Acquisition Corp.	3.750%	12/1/29	7,825	7,237
					2,105,730
Consumer Discretionary (4.2%)
[7]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/29	4,770	4,849
[7]	Amer Sports Co.	6.750%	2/16/31	350	356
	American Axle & Manufacturing Inc.	5.000%	10/1/29	712	644
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	675	642
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	785	718
	American Honda Finance Corp.	4.600%	4/17/30	49,420	48,889
	American Honda Finance Corp.	5.050%	7/10/31	21,990	22,071
	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,312
	AutoZone Inc.	4.000%	4/15/30	14,868	14,239
	AutoZone Inc.	1.650%	1/15/31	24,357	20,128
	AutoZone Inc.	4.750%	8/1/32	15,000	14,619
	AutoZone Inc.	5.400%	7/15/34	22,500	22,656
[8]	Ayvens SA	4.000%	1/24/31	11,400	12,605
	BorgWarner Inc.	5.400%	8/15/34	14,190	14,079
[7]	Builders FirstSource Inc.	6.375%	3/1/34	1,495	1,506
[7]	Caesars Entertainment Inc.	6.500%	2/15/32	395	401
[7]	Carnival Corp.	6.000%	5/1/29	2,410	2,413
[7]	Churchill Downs Inc.	5.750%	4/1/30	6,790	6,682
[7]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	2,428	2,441
	Dana Inc.	4.250%	9/1/30	1,380	1,204
	Dana Inc.	4.500%	2/15/32	613	524
	DR Horton Inc.	5.000%	10/15/34	27,875	27,204
	eBay Inc.	2.700%	3/11/30	11,017	9,909
	eBay Inc.	2.600%	5/10/31	15,000	13,048
	eBay Inc.	6.300%	11/22/32	5,790	6,249
[7]	ERAC USA Finance LLC	4.900%	5/1/33	20,000	19,792
[7]	ERAC USA Finance LLC	5.200%	10/30/34	25,740	25,927
	Ferguson Enterprises Inc.	5.000%	10/3/34	7,000	6,791
	Ford Motor Co.	9.625%	4/22/30	140	162
	Ford Motor Co.	3.250%	2/12/32	52,757	44,178
	Ford Motor Co.	6.100%	8/19/32	33,000	33,167
	Ford Motor Credit Co. LLC	7.200%	6/10/30	21,000	22,158
	Ford Motor Credit Co. LLC	4.000%	11/13/30	53,000	47,917
	Ford Motor Credit Co. LLC	6.050%	3/5/31	20,000	20,122
	Ford Motor Credit Co. LLC	3.625%	6/17/31	20,000	17,397
[6]	Ford Motor Credit Co. LLC	6.054%	11/5/31	30,055	30,064
	Ford Motor Credit Co. LLC	7.122%	11/7/33	32,405	34,291
	Ford Motor Credit Co. LLC	6.125%	3/8/34	5,000	4,950
[7]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/32	443	442
	General Motors Financial Co. Inc.	5.850%	4/6/30	49,310	50,533
	General Motors Financial Co. Inc.	3.600%	6/21/30	15,000	13,752
	General Motors Financial Co. Inc.	2.350%	1/8/31	31,000	26,107
	General Motors Financial Co. Inc.	5.750%	2/8/31	38,210	38,920
	General Motors Financial Co. Inc.	2.700%	6/10/31	20,580	17,480
	General Motors Financial Co. Inc.	5.600%	6/18/31	25,000	25,198
	General Motors Financial Co. Inc.	3.100%	1/12/32	60,719	52,188
	General Motors Financial Co. Inc.	6.400%	1/9/33	23,075	24,230
	General Motors Financial Co. Inc.	6.100%	1/7/34	37,000	38,008
	General Motors Financial Co. Inc.	5.950%	4/4/34	30,000	30,554
	General Motors Financial Co. Inc.	5.450%	9/6/34	7,000	6,890
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	2,493	2,251
[7]	Hanesbrands Inc.	9.000%	2/15/31	538	578
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/33	1,215	1,216
	Home Depot Inc.	1.375%	3/15/31	10,000	8,175
	Home Depot Inc.	4.850%	6/25/31	31,740	31,897
	Home Depot Inc.	1.875%	9/15/31	22,630	18,894
	Home Depot Inc.	3.250%	4/15/32	16,820	15,189
	Home Depot Inc.	4.950%	6/25/34	14,640	14,657
	Hyatt Hotels Corp.	5.500%	6/30/34	16,605	16,610
[7]	Lithia Motors Inc.	4.625%	12/15/27	1,017	987
[7]	Lithia Motors Inc.	3.875%	6/1/29	7,084	6,499
[7]	Lithia Motors Inc.	4.375%	1/15/31	1,330	1,217
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	473	449
	Lowe's Cos. Inc.	1.700%	10/15/30	30,190	25,281
	Marriott International Inc.	4.800%	3/15/30	34,030	33,786
	Marriott International Inc.	4.625%	6/15/30	39,345	38,815

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	2.850%	4/15/31	35,554	31,259
	Marriott International Inc.	3.500%	10/15/32	19,000	16,898
	Marriott International Inc.	5.300%	5/15/34	11,000	11,001
[7]	Melco Resorts Finance Ltd.	7.625%	4/17/32	1,310	1,329
[7]	Mercedes-Benz Finance North America LLC	5.050%	8/3/33	10,000	9,938
[7]	MGM China Holdings Ltd.	7.125%	6/26/31	490	498
	MGM Resorts International	6.500%	4/15/32	400	400
[7]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/32	1,255	1,279
[7]	NCL Corp. Ltd.	8.125%	1/15/29	2,010	2,128
[7]	NCL Corp. Ltd.	7.750%	2/15/29	1,040	1,101
	Newell Brands Inc.	6.625%	9/15/29	1,463	1,491
[6]	Newell Brands Inc.	6.625%	5/15/32	155	156
	Newell Brands Inc.	6.875%	4/1/36	305	304
	Newell Brands Inc.	7.000%	4/1/46	2,000	1,854
[7]	Ontario Gaming GTA LP/OTG Co-Issuer Inc.	8.000%	8/1/30	495	509
	O'Reilly Automotive Inc.	1.750%	3/15/31	10,250	8,463
	O'Reilly Automotive Inc.	4.700%	6/15/32	8,000	7,820
[8]	Robert Bosch GmbH	4.000%	6/2/35	2,000	2,247
[7]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc.	6.625%	5/1/32	750	764
	Starbucks Corp.	2.250%	3/12/30	13,250	11,681
	Starbucks Corp.	2.550%	11/15/30	34,866	30,666
	Starbucks Corp.	4.900%	2/15/31	10,000	10,052
	Starbucks Corp.	4.800%	2/15/33	25,000	24,829
[7]	Studio City Finance Ltd.	5.000%	1/15/29	855	772
	Tapestry Inc.	7.700%	11/27/30	13,185	13,445
	Tapestry Inc.	3.050%	3/15/32	7,000	5,909
	Tapestry Inc.	7.850%	11/27/33	15,300	15,620
	Toll Brothers Finance Corp.	3.800%	11/1/29	6,411	6,083
	Toyota Motor Credit Corp.	3.375%	4/1/30	25,000	23,363
	Toyota Motor Credit Corp.	5.550%	11/20/30	37,295	38,706
	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,162
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,765	20,042
	Toyota Motor Credit Corp.	1.900%	9/12/31	7,000	5,834
	Toyota Motor Credit Corp.	4.600%	10/10/31	30,375	29,818
	Toyota Motor Credit Corp.	2.400%	1/13/32	15,000	12,762
	Toyota Motor Credit Corp.	4.800%	1/5/34	12,205	12,041
[7]	Vail Resorts Inc.	6.500%	5/15/32	2,030	2,079
[7]	Wayfair LLC	7.250%	10/31/29	282	285
[7]	Wynn Macau Ltd.	5.625%	8/26/28	255	245
[7]	Wynn Macau Ltd.	5.125%	12/15/29	600	557
					1,476,497
Consumer Staples (4.8%)
	Altria Group Inc.	3.400%	5/6/30	61,525	56,747
	Altria Group Inc.	2.450%	2/4/32	67,090	55,709
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/36	4,200	4,259
[7]	B&G Foods Inc.	8.000%	9/15/28	635	660
	BAT Capital Corp.	4.906%	4/2/30	16,723	16,549
	BAT Capital Corp.	6.343%	8/2/30	36,228	38,216
	BAT Capital Corp.	5.834%	2/20/31	34,010	35,072
	BAT Capital Corp.	2.726%	3/25/31	99,404	86,610
	BAT Capital Corp.	4.742%	3/16/32	21,850	21,189
	BAT Capital Corp.	7.750%	10/19/32	18,000	20,653
	BAT Capital Corp.	6.421%	8/2/33	42,915	45,666
	BAT Capital Corp.	6.000%	2/20/34	20,000	20,667
	BAT Capital Corp.	4.758%	9/6/49	5,000	4,100
	BAT Capital Corp.	7.081%	8/2/53	10,000	11,077
[8]	BAT Netherlands Finance BV	5.375%	2/16/31	6,200	7,320
[8]	British American Tobacco plc	3.750%	Perpetual	8,200	8,564
	Campbell Soup Co.	2.375%	4/24/30	19,700	17,260
	Campbell Soup Co.	5.400%	3/21/34	14,270	14,422
[7]	Cencosud SA	5.950%	5/28/31	8,730	8,834
	Clorox Co.	1.800%	5/15/30	7,809	6,675
[8]	Coca-Cola Co.	3.750%	8/15/53	2,200	2,398
[10]	Coles Group Treasury Pty Ltd.	5.800%	7/15/31	10,000	6,686
	Constellation Brands Inc.	2.875%	5/1/30	14,970	13,451
	Constellation Brands Inc.	2.250%	8/1/31	24,709	20,811
	Constellation Brands Inc.	4.900%	5/1/33	7,115	6,966
	Diageo Capital plc	5.500%	1/24/33	11,755	12,141
	Dollar General Corp.	3.500%	4/3/30	29,752	27,406

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	5.000%	11/1/32	10,000	9,637
[7]	Energizer Holdings Inc.	4.375%	3/31/29	3,800	3,551
	Haleon US Capital LLC	3.625%	3/24/32	20,320	18,604
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	43,710	43,582
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/33	37,820	38,127
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/34	32,003	34,352
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.625%	1/15/32	32,000	28,244
	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.	3.000%	5/15/32	42,775	35,965
[7]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	1,460	1,513
	Kenvue Inc.	4.900%	3/22/33	30,000	30,005
	Keurig Dr Pepper Inc.	3.200%	5/1/30	21,496	19,781
	Keurig Dr Pepper Inc.	2.250%	3/15/31	13,000	11,105
	Keurig Dr Pepper Inc.	5.200%	3/15/31	6,000	6,087
	Keurig Dr Pepper Inc.	4.050%	4/15/32	21,860	20,749
	Kraft Heinz Foods Co.	3.750%	4/1/30	22,419	21,330
	Kroger Co.	2.200%	5/1/30	16,478	14,337
	Kroger Co.	4.900%	9/15/31	50,000	49,877
	Kroger Co.	5.000%	9/15/34	68,965	67,792
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	1,464	1,434
[7]	Mars Inc.	4.650%	4/20/31	14,265	14,112
[7]	Mars Inc.	4.750%	4/20/33	14,940	14,680
	McCormick & Co. Inc.	2.500%	4/15/30	1,200	1,063
	Mondelez International Inc.	2.750%	4/13/30	29,469	26,610
	Mondelez International Inc.	1.500%	2/4/31	26,471	21,831
	Mondelez International Inc.	4.750%	8/28/34	25,000	24,242
[7]	Performance Food Group Inc.	4.250%	8/1/29	525	491
	Philip Morris International Inc.	5.625%	11/17/29	30,015	31,079
	Philip Morris International Inc.	5.125%	2/15/30	80,590	81,523
	Philip Morris International Inc.	2.100%	5/1/30	19,800	17,179
	Philip Morris International Inc.	5.500%	9/7/30	46,700	48,063
	Philip Morris International Inc.	1.750%	11/1/30	24,300	20,319
	Philip Morris International Inc.	5.125%	2/13/31	61,690	62,266
[6]	Philip Morris International Inc.	4.750%	11/1/31	55,000	54,100
	Philip Morris International Inc.	5.750%	11/17/32	34,219	35,657
	Philip Morris International Inc.	5.375%	2/15/33	57,325	58,094
	Philip Morris International Inc.	5.625%	9/7/33	15,000	15,431
	Philip Morris International Inc.	5.250%	2/13/34	34,825	34,947
[6]	Philip Morris International Inc.	4.900%	11/1/34	54,455	53,136
[8]	Philip Morris International Inc.	1.450%	8/1/39	4,800	3,617
	Pilgrim's Pride Corp.	3.500%	3/1/32	4,682	4,100
[7]	Post Holdings Inc.	6.250%	2/15/32	600	607
[7]	Post Holdings Inc.	6.375%	3/1/33	1,375	1,362
[7]	Post Holdings Inc.	6.250%	10/15/34	360	356
	Sysco Corp.	2.400%	2/15/30	13,391	11,824
					1,662,869
Energy (7.6%)
[7]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/32	675	682
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	915	937
[7]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/32	500	516
	Boardwalk Pipelines LP	3.400%	2/15/31	6,837	6,146
	Boardwalk Pipelines LP	3.600%	9/1/32	5,000	4,411
	BP Capital Markets America Inc.	3.633%	4/6/30	11,351	10,735
	BP Capital Markets America Inc.	1.749%	8/10/30	34,931	29,620
	BP Capital Markets America Inc.	2.721%	1/12/32	65,740	56,928
	BP Capital Markets America Inc.	4.812%	2/13/33	52,000	50,958
	BP Capital Markets America Inc.	4.893%	9/11/33	15,000	14,756
	Canadian Natural Resources Ltd.	2.950%	7/15/30	33,970	30,370
	Canadian Natural Resources Ltd.	7.200%	1/15/32	16,118	17,914
	Canadian Natural Resources Ltd.	6.450%	6/30/33	11,935	12,668
	Cenovus Energy Inc.	2.650%	1/15/32	36,257	30,446
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	58,499	55,093
	Cheniere Energy Partners LP	4.000%	3/1/31	27,083	25,049
	Cheniere Energy Partners LP	3.250%	1/31/32	98,052	85,351
	Cheniere Energy Partners LP	5.950%	6/30/33	4,375	4,500
[7]	Civitas Resources Inc.	8.625%	11/1/30	258	271
[7]	Civitas Resources Inc.	8.750%	7/1/31	423	443
[7]	CNX Resources Corp.	7.375%	1/15/31	828	852
[7]	CNX Resources Corp.	7.250%	3/1/32	495	510
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	12,890	12,849

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	6,000	6,211
	Coterra Energy Inc.	5.600%	3/15/34	15,000	14,979
	DCP Midstream Operating LP	3.250%	2/15/32	25,665	22,248
	Devon Energy Corp.	4.500%	1/15/30	13,906	13,458
[7]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	838	866
	Diamondback Energy Inc.	3.500%	12/1/29	55,846	52,135
	Diamondback Energy Inc.	5.150%	1/30/30	45,000	45,228
	Diamondback Energy Inc.	3.125%	3/24/31	44,730	39,844
	Diamondback Energy Inc.	6.250%	3/15/33	64,000	67,437
	Diamondback Energy Inc.	5.400%	4/18/34	47,195	47,092
[7]	DT Midstream Inc.	4.125%	6/15/29	3,254	3,059
[7]	DT Midstream Inc.	4.375%	6/15/31	1,790	1,647
	Ecopetrol SA	8.625%	1/19/29	7,351	7,799
	Ecopetrol SA	6.875%	4/29/30	10,864	10,584
	Ecopetrol SA	4.625%	11/2/31	930	766
	Empresa Nacional del Petroleo	5.250%	11/6/29	31,480	31,189
	Enbridge Inc.	3.125%	11/15/29	15,998	14,760
	Enbridge Inc.	6.200%	11/15/30	56,760	60,212
	Enbridge Inc.	5.700%	3/8/33	27,000	27,682
	Enbridge Inc.	5.625%	4/5/34	45,000	45,716
	Energy Transfer LP	3.750%	5/15/30	10,487	9,786
	Energy Transfer LP	6.400%	12/1/30	17,195	18,245
	Energy Transfer LP	5.750%	2/15/33	54,210	55,349
	Energy Transfer LP	6.550%	12/1/33	53,840	57,789
	Energy Transfer LP	5.550%	5/15/34	20,000	20,081
[7]	Eni SpA	5.500%	5/15/34	25,000	25,118
	EnLink Midstream LLC	5.650%	9/1/34	23,300	23,389
	Enterprise Products Operating LLC	2.800%	1/31/30	22,078	20,043
	Enterprise Products Operating LLC	5.350%	1/31/33	17,135	17,497
	Enterprise Products Operating LLC	6.875%	3/1/33	8,660	9,665
	Enterprise Products Operating LLC	4.850%	1/31/34	30,910	30,349
	EQM Midstream Partners LP	5.500%	7/15/28	1,938	1,930
[7]	EQM Midstream Partners LP	7.500%	6/1/30	1,033	1,112
	EQT Corp.	7.000%	2/1/30	5,000	5,347
[7]	EQT Corp.	3.625%	5/15/31	18,000	16,107
	Equinor ASA	3.950%	5/15/43	3,191	2,681
	Expand Energy Corp.	4.750%	2/1/32	17,189	16,149
[7]	FS Luxembourg Sarl	8.875%	2/12/31	200	205
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	25,900	21,452
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/32	380	380
	Halliburton Co.	2.920%	3/1/30	21,241	19,255
	Helmerich & Payne Inc.	2.900%	9/29/31	50,625	42,480
	Hess Corp.	7.300%	8/15/31	23,738	26,567
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	827	782
	Kinder Morgan Inc.	7.750%	1/15/32	990	1,133
	Kinder Morgan Inc.	4.800%	2/1/33	27,555	26,510
[7]	Kinetik Holdings LP	5.875%	6/15/30	170	168
	Marathon Oil Corp.	6.800%	3/15/32	20,000	21,987
	Marathon Oil Corp.	5.700%	4/1/34	30,000	31,095
	MPLX LP	4.950%	9/1/32	5,000	4,874
	Nustar Logistics LP	6.375%	10/1/30	2,525	2,555
	Occidental Petroleum Corp.	8.875%	7/15/30	46,000	52,853
	Occidental Petroleum Corp.	6.625%	9/1/30	84,442	88,731
	Occidental Petroleum Corp.	6.125%	1/1/31	43,477	44,798
	Occidental Petroleum Corp.	7.500%	5/1/31	22,195	24,563
	ONEOK Inc.	3.100%	3/15/30	6,129	5,572
	ONEOK Inc.	3.250%	6/1/30	3,607	3,293
	ONEOK Inc.	5.800%	11/1/30	24,915	25,860
	ONEOK Inc.	6.350%	1/15/31	8,757	9,280
	ONEOK Inc.	6.100%	11/15/32	26,679	28,015
	ONEOK Inc.	6.050%	9/1/33	7,330	7,620
	Ovintiv Inc.	8.125%	9/15/30	3,000	3,384
	Ovintiv Inc.	7.200%	11/1/31	4,750	5,160
	Ovintiv Inc.	7.375%	11/1/31	15,232	16,705
	Petroleos del Peru SA	4.750%	6/19/32	3,920	2,994
	Petroleos del Peru SA	5.625%	6/19/47	6,505	4,247
	Petroleos Mexicanos	4.500%	1/23/26	6,480	6,314
	Petroleos Mexicanos	6.875%	8/4/26	1,705	1,704
	Petroleos Mexicanos	6.500%	3/13/27	14,840	14,567
	Petronas Capital Ltd.	3.500%	4/21/30	32,432	30,286

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66	2.150%	12/15/30	8,800	7,515
	Phillips 66 Co.	5.250%	6/15/31	28,460	28,707
	Phillips 66 Co.	5.300%	6/30/33	5,000	5,011
	Pioneer Natural Resources Co.	1.900%	8/15/30	54,250	46,239
	Pioneer Natural Resources Co.	2.150%	1/15/31	34,625	29,685
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	16,733	15,587
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/34	10,921	11,019
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	104,155	101,328
	Saudi Arabian Oil Co.	2.250%	11/24/30	6,000	5,137
	Schlumberger Investment SA	5.000%	6/1/34	35,000	34,725
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/55	854	888
[7]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/55	295	304
	Suncor Energy Inc.	7.150%	2/1/32	25,141	27,887
[7]	Sunoco LP	7.250%	5/1/32	1,520	1,584
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/30	1,050	985
	Targa Resources Corp.	4.200%	2/1/33	11,509	10,576
	Targa Resources Corp.	6.125%	3/15/33	24,500	25,602
	Targa Resources Corp.	6.500%	3/30/34	49,825	53,461
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	40,937	39,778
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	48,238	44,213
	TotalEnergies Capital SA	5.150%	4/5/34	5,000	5,048
	TotalEnergies Capital SA	4.724%	9/10/34	20,000	19,501
	TransCanada PipeLines Ltd.	4.100%	4/15/30	110,221	105,431
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	24,065	21,978
[7]	Transocean Inc.	8.250%	5/15/29	331	333
[7]	Transocean Inc.	8.750%	2/15/30	993	1,028
[7]	Transocean Inc.	8.500%	5/15/31	1,490	1,501
[7]	Valaris Ltd.	8.375%	4/30/30	1,160	1,177
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	3,135	2,896
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	600	613
[7]	Venture Global LNG Inc.	9.500%	2/1/29	2,638	2,917
[7]	Venture Global LNG Inc.	8.375%	6/1/31	517	537
[7]	Venture Global LNG Inc.	9.875%	2/1/32	1,395	1,523
[7]	Viper Energy Inc.	7.375%	11/1/31	763	794
[7]	Vital Energy Inc.	7.875%	4/15/32	650	625
	Western Midstream Operating LP	4.050%	2/1/30	10,000	9,395
	Williams Cos. Inc.	4.800%	11/15/29	18,820	18,703
	Williams Cos. Inc.	7.500%	1/15/31	3,660	4,072
	Williams Cos. Inc.	2.600%	3/15/31	60,025	51,978
	Williams Cos. Inc.	8.750%	3/15/32	3,000	3,595
	Williams Cos. Inc.	4.650%	8/15/32	29,500	28,469
					2,643,288
Financials (30.7%)
[8]	ABN AMRO Bank NV	3.875%	1/15/32	10,000	11,077
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	35,000	36,714
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	59,465	52,298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	20,645	17,716
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/34	20,000	19,249
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,223	9,299
	Aflac Inc.	3.600%	4/1/30	10,000	9,453
	Air Lease Corp.	3.250%	10/1/29	2,000	1,846
	Air Lease Corp.	3.000%	2/1/30	24,670	22,271
	Air Lease Corp.	3.125%	12/1/30	5,298	4,740
	Air Lease Corp.	5.200%	7/15/31	10,000	9,954
	Air Lease Corp.	2.875%	1/15/32	1,773	1,521
	Alleghany Corp.	3.625%	5/15/30	9,928	9,385
[8]	Allianz SE	4.597%	9/7/38	3,400	3,820
	Allstate Corp.	1.450%	12/15/30	11,903	9,715
	Allstate Corp.	5.250%	3/30/33	83,472	84,068
	Allstate Corp.	5.350%	6/1/33	26,044	26,366
	Ally Financial Inc.	8.000%	11/1/31	25,000	27,812
	American Express Co.	6.489%	10/30/31	18,000	19,367
	American Express Co.	4.989%	5/26/33	10,000	9,876
	American Express Co.	5.915%	4/25/35	32,946	34,034
	American Express Co.	5.284%	7/26/35	171,025	171,325
	American International Group Inc.	3.400%	6/30/30	6,138	5,686
	American International Group Inc.	5.125%	3/27/33	15,000	15,002
[7]	AmWINS Group Inc.	6.375%	2/15/29	910	915
[7]	AmWINS Group Inc.	4.875%	6/30/29	155	146

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	2.800%	5/15/30	7,426	6,653
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/31	6,500	5,429
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/31	7,000	6,012
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/32	11,670	11,615
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	28,523	28,888
	Aon North America Inc.	5.300%	3/1/31	35,000	35,630
	Aon North America Inc.	5.450%	3/1/34	20,000	20,324
	Apollo Global Management Inc.	6.000%	12/15/54	28,474	28,049
	Ares Capital Corp.	3.200%	11/15/31	9,401	7,988
[7]	Ares Strategic Income Fund	5.600%	2/15/30	20,000	19,513
	Arthur J Gallagher & Co.	5.500%	3/2/33	8,700	8,883
	Arthur J Gallagher & Co.	6.500%	2/15/34	12,000	12,990
	Athene Holding Ltd.	3.500%	1/15/31	6,561	5,955
	Athene Holding Ltd.	5.875%	1/15/34	30,156	30,691
	Athene Holding Ltd.	6.250%	4/1/54	2,000	2,053
	Athene Holding Ltd.	6.625%	10/15/54	47,191	46,469
[7]	Australia & New Zealand Banking Group Ltd.	5.204%	9/30/35	22,260	21,656
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	6.343%	1/16/34	5,000	3,348
[5,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.717%	5/16/33	15,113	10,279
	AXA SA	8.600%	12/15/30	10,468	12,613
	Banco Santander SA	2.749%	12/3/30	18,406	15,790
	Banco Santander SA	5.439%	7/15/31	40,000	40,635
	Banco Santander SA	3.225%	11/22/32	5,000	4,315
	Banco Santander SA	6.921%	8/8/33	34,040	36,632
	Banco Santander SA	6.938%	11/7/33	42,700	47,577
	Bank of America Corp.	2.496%	2/13/31	37,013	32,713
	Bank of America Corp.	2.592%	4/29/31	45,990	40,631
	Bank of America Corp.	1.898%	7/23/31	43,792	36,953
	Bank of America Corp.	1.922%	10/24/31	39,386	32,989
	Bank of America Corp.	2.651%	3/11/32	53,320	46,216
	Bank of America Corp.	2.687%	4/22/32	83,107	72,074
	Bank of America Corp.	2.299%	7/21/32	88,325	74,254
	Bank of America Corp.	2.572%	10/20/32	61,450	52,211
	Bank of America Corp.	2.972%	2/4/33	80,945	70,261
	Bank of America Corp.	4.571%	4/27/33	96,660	93,030
	Bank of America Corp.	5.288%	4/25/34	66,578	66,896
	Bank of America Corp.	5.872%	9/15/34	55,750	58,130
	Bank of America Corp.	5.468%	1/23/35	32,540	33,024
	Bank of America Corp.	5.518%	10/25/35	33,600	33,352
	Bank of America Corp.	2.482%	9/21/36	27,908	22,873
	Bank of America Corp.	3.846%	3/8/37	38,000	34,081
	Bank of Montreal	5.511%	6/4/31	12,500	12,795
	Bank of Montreal	3.088%	1/10/37	12,000	10,124
	Bank of New York Mellon Corp.	5.060%	7/22/32	100,000	100,419
	Bank of New York Mellon Corp.	4.289%	6/13/33	25,449	24,222
	Bank of New York Mellon Corp.	5.834%	10/25/33	47,578	50,024
	Bank of New York Mellon Corp.	4.706%	2/1/34	36,050	35,101
	Bank of New York Mellon Corp.	4.967%	4/26/34	75,537	74,764
	Bank of New York Mellon Corp.	6.474%	10/25/34	53,572	58,578
	Bank of New York Mellon Corp.	5.188%	3/14/35	79,166	79,360
	Bank of Nova Scotia	4.740%	11/10/32	10,000	9,764
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,350
	Bank of Nova Scotia	4.588%	5/4/37	15,000	13,937
[8]	Banque Federative du Credit Mutuel SA	4.750%	11/10/31	2,400	2,776
[8]	Barclays plc	4.918%	8/8/30	13,700	15,819
	Barclays plc	2.645%	6/24/31	7,500	6,556
	Barclays plc	2.667%	3/10/32	17,000	14,601
	Barclays plc	2.894%	11/24/32	22,000	18,820
[8]	Barclays plc	4.506%	1/31/33	4,600	5,228
	Barclays plc	5.746%	8/9/33	16,100	16,382
	Barclays plc	7.437%	11/2/33	65,583	73,617
	Barclays plc	6.224%	5/9/34	23,845	24,987
	Barclays plc	7.119%	6/27/34	14,900	16,139
	Barclays plc	6.692%	9/13/34	5,000	5,398
	Barclays plc	5.335%	9/10/35	60,000	58,812
	Barclays plc	3.564%	9/23/35	23,075	20,514
	BlackRock Funding Inc.	5.350%	1/8/55	16,670	16,690
	BlackRock Inc.	4.750%	5/25/33	10,575	10,527
[7]	Block Inc.	6.500%	5/15/32	1,775	1,807
	Blue Owl Finance LLC	6.250%	4/18/34	19,900	20,464

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	BNP Paribas SA	4.750%	11/13/32	2,300	2,652
[7]	Boost Newco Borrower LLC	7.500%	1/15/31	443	467
[8]	BPCE SA	4.500%	1/13/33	12,600	14,369
	Brighthouse Financial Inc.	5.625%	5/15/30	1,550	1,583
	Brown & Brown Inc.	2.375%	3/15/31	9,294	7,890
	Brown & Brown Inc.	4.200%	3/17/32	13,000	12,099
	Brown & Brown Inc.	5.650%	6/11/34	21,065	21,391
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	20,000	21,313
	Capital One Financial Corp.	7.624%	10/30/31	46,260	51,400
	Capital One Financial Corp.	2.359%	7/29/32	28,000	22,569
	Capital One Financial Corp.	2.618%	11/2/32	24,315	20,306
	Capital One Financial Corp.	5.268%	5/10/33	10,000	9,844
	Capital One Financial Corp.	5.817%	2/1/34	49,000	49,672
	Capital One Financial Corp.	6.377%	6/8/34	73,251	76,756
	Capital One Financial Corp.	5.884%	7/26/35	73,504	74,661
	Cboe Global Markets Inc.	3.000%	3/16/32	10,909	9,593
	Charles Schwab Corp.	1.650%	3/11/31	10,000	8,275
	Charles Schwab Corp.	2.300%	5/13/31	3,000	2,577
	Charles Schwab Corp.	2.900%	3/3/32	20,500	17,938
	Charles Schwab Corp.	5.853%	5/19/34	54,628	56,838
	Charles Schwab Corp.	6.136%	8/24/34	67,840	71,932
	Chubb INA Holdings LLC	5.000%	3/15/34	38,450	38,453
	Citibank NA	5.570%	4/30/34	107,338	110,631
	Citigroup Inc.	2.976%	11/5/30	35,076	31,837
	Citigroup Inc.	2.666%	1/29/31	32,659	28,988
	Citigroup Inc.	4.412%	3/31/31	48,000	46,416
	Citigroup Inc.	2.572%	6/3/31	51,648	45,324
	Citigroup Inc.	2.561%	5/1/32	47,000	40,197
	Citigroup Inc.	6.625%	6/15/32	10,383	11,208
	Citigroup Inc.	3.057%	1/25/33	47,394	41,209
	Citigroup Inc.	3.785%	3/17/33	51,244	46,582
	Citigroup Inc.	4.910%	5/24/33	21,013	20,584
	Citigroup Inc.	6.270%	11/17/33	48,000	51,111
	Citigroup Inc.	6.174%	5/25/34	38,570	39,993
	Citigroup Inc.	5.411%	9/19/39	16,820	16,272
	Citizens Financial Group Inc.	5.718%	7/23/32	10,000	10,096
	Citizens Financial Group Inc.	6.645%	4/25/35	9,000	9,610
[9]	Close Brothers Finance plc	1.625%	12/3/30	7,900	7,673
	CNA Financial Corp.	2.050%	8/15/30	12,000	10,222
	CNO Financial Group Inc.	6.450%	6/15/34	30,000	30,898
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	6.315%	4/14/32	5,000	3,350
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.434%	10/25/33	8,200	5,519
[5,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	7.079%	11/9/32	5,000	3,429
	Corebridge Financial Inc.	3.900%	4/5/32	67,210	61,437
	Corebridge Financial Inc.	6.050%	9/15/33	35,000	36,301
	Corebridge Financial Inc.	5.750%	1/15/34	25,000	25,592
	Credit Suisse USA LLC	7.125%	7/15/32	22,888	25,677
[8]	Crelan SA	5.250%	1/23/32	8,500	9,872
	Deutsche Bank AG	5.882%	7/8/31	7,000	6,981
	Deutsche Bank AG	3.547%	9/18/31	20,000	18,125
	Deutsche Bank AG	3.729%	1/14/32	18,200	16,016
	Deutsche Bank AG	3.742%	1/7/33	21,200	18,220
	Deutsche Bank AG	7.079%	2/10/34	24,000	25,183
	Deutsche Bank AG	5.403%	9/11/35	30,000	29,141
	Discover Bank	2.700%	2/6/30	23,788	20,942
	Equifax Inc.	3.100%	5/15/30	27,000	24,581
	Equifax Inc.	2.350%	9/15/31	10,000	8,414
	Equitable Holdings Inc.	5.594%	1/11/33	21,981	22,400
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	7,650	6,862
	Fifth Third Bancorp	5.631%	1/29/32	41,984	42,668
	Fifth Third Bancorp	4.337%	4/25/33	10,000	9,346
	Fiserv Inc.	4.750%	3/15/30	50,000	49,691
	Fiserv Inc.	2.650%	6/1/30	36,950	32,844
	Fiserv Inc.	5.350%	3/15/31	20,000	20,428
[8]	Fiserv Inc.	4.500%	5/24/31	8,900	10,183
	Fiserv Inc.	5.625%	8/21/33	20,000	20,558
	Franklin Resources Inc.	1.600%	10/30/30	10,000	8,280
	GATX Corp.	4.000%	6/30/30	4,093	3,873
	GATX Corp.	1.900%	6/1/31	25,000	20,445
	GATX Corp.	3.500%	6/1/32	15,985	14,202

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	6.050%	3/15/34	7,000	7,332
[7]	GGAM Finance Ltd.	8.000%	6/15/28	520	549
[7]	Global Atlantic Fin Co.	3.125%	6/15/31	20,000	17,301
[7]	Global Atlantic Fin Co.	7.950%	6/15/33	43,662	48,681
[7]	Global Atlantic Fin Co.	6.750%	3/15/54	10,000	10,197
	Global Payments Inc.	2.900%	5/15/30	21,675	19,363
	Global Payments Inc.	2.900%	11/15/31	35,000	30,206
	Global Payments Inc.	5.400%	8/15/32	5,000	5,025
	Goldman Sachs Group Inc.	2.600%	2/7/30	32,416	28,963
	Goldman Sachs Group Inc.	2.615%	4/22/32	60,000	51,605
	Goldman Sachs Group Inc.	2.383%	7/21/32	69,261	58,397
	Goldman Sachs Group Inc.	2.650%	10/21/32	52,450	44,725
	Goldman Sachs Group Inc.	3.102%	2/24/33	29,600	25,865
	Goldman Sachs Group Inc.	6.561%	10/24/34	20,000	21,851
	Goldman Sachs Group Inc.	5.851%	4/25/35	30,000	31,089
	Goldman Sachs Group Inc.	5.330%	7/23/35	38,500	38,493
[8]	Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/42	4,900	4,473
[8]	Groupe des Assurances du Credit Mutuel SADIR	5.000%	10/30/44	2,300	2,562
	Hanover Insurance Group Inc.	2.500%	9/1/30	5,000	4,318
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	415	424
[7]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/32	595	603
	HSBC Holdings plc	4.950%	3/31/30	12,320	12,335
	HSBC Holdings plc	2.848%	6/4/31	23,000	20,379
	HSBC Holdings plc	2.357%	8/18/31	23,560	20,213
[8]	HSBC Holdings plc	4.787%	3/10/32	4,800	5,548
	HSBC Holdings plc	5.733%	5/17/32	88,375	90,495
	HSBC Holdings plc	2.804%	5/24/32	76,451	65,907
	HSBC Holdings plc	2.871%	11/22/32	42,000	36,019
	HSBC Holdings plc	4.762%	3/29/33	8,000	7,659
	HSBC Holdings plc	5.402%	8/11/33	10,000	10,051
	HSBC Holdings plc	8.113%	11/3/33	30,000	34,574
	HSBC Holdings plc	6.254%	3/9/34	15,000	15,895
	HSBC Holdings plc	6.547%	6/20/34	20,000	21,220
	HSBC Holdings plc	7.399%	11/13/34	56,200	62,767
[8]	HSBC Holdings plc	4.599%	3/22/35	10,200	11,403
[7]	HUB International Ltd.	7.250%	6/15/30	1,330	1,376
[7]	HUB International Ltd.	7.375%	1/31/32	350	357
	Huntington Bancshares Inc.	2.550%	2/4/30	10,000	8,817
	Huntington Bancshares Inc.	5.023%	5/17/33	43,345	41,932
	Huntington Bancshares Inc.	5.709%	2/2/35	169,867	171,907
	Huntington Bancshares Inc.	2.487%	8/15/36	8,750	7,048
	Huntington National Bank	5.650%	1/10/30	14,600	14,917
	ING Groep NV	4.252%	3/28/33	13,000	12,235
	ING Groep NV	6.114%	9/11/34	10,000	10,525
	Intercontinental Exchange Inc.	2.100%	6/15/30	9,270	8,036
	Intercontinental Exchange Inc.	5.250%	6/15/31	21,130	21,558
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,400	18,758
	Intercontinental Exchange Inc.	4.600%	3/15/33	17,500	17,035
[9]	Intesa Sanpaolo SpA	6.625%	5/31/33	9,700	13,237
[8]	JAB Holdings BV	5.000%	6/12/33	4,800	5,616
	Jefferies Financial Group Inc.	4.150%	1/23/30	10,440	9,983
	Jefferies Financial Group Inc.	2.625%	10/15/31	7,243	6,136
	Jefferies Financial Group Inc.	2.750%	10/15/32	25,100	20,841
	Jefferies Financial Group Inc.	6.200%	4/14/34	25,000	26,049
	JPMorgan Chase & Co.	8.750%	9/1/30	7,500	8,920
	JPMorgan Chase & Co.	2.522%	4/22/31	32,000	28,256
	JPMorgan Chase & Co.	2.956%	5/13/31	45,985	41,252
	JPMorgan Chase & Co.	1.953%	2/4/32	52,070	43,533
	JPMorgan Chase & Co.	2.580%	4/22/32	70,090	60,732
	JPMorgan Chase & Co.	2.545%	11/8/32	55,000	46,914
	JPMorgan Chase & Co.	2.963%	1/25/33	86,430	75,504
	JPMorgan Chase & Co.	4.586%	4/26/33	58,130	56,456
	JPMorgan Chase & Co.	4.912%	7/25/33	78,750	78,020
	JPMorgan Chase & Co.	5.350%	6/1/34	70,000	70,803
	JPMorgan Chase & Co.	6.254%	10/23/34	50,000	53,656
	JPMorgan Chase & Co.	5.336%	1/23/35	66,400	66,989
	JPMorgan Chase & Co.	5.766%	4/22/35	60,000	62,453
	JPMorgan Chase & Co.	5.294%	7/22/35	102,868	103,445
	JPMorgan Chase & Co.	4.946%	10/22/35	66,250	64,954
	Kemper Corp.	3.800%	2/23/32	5,000	4,468

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	KeyBank NA	4.900%	8/8/32	10,000	9,545
	KeyBank NA	5.000%	1/26/33	15,600	15,051
	KeyCorp	4.789%	6/1/33	7,900	7,530
	KeyCorp	6.401%	3/6/35	6,750	7,113
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	1,974	1,881
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	1,145	1,189
	Lloyds Banking Group plc	7.953%	11/15/33	8,785	9,950
	LPL Holdings Inc.	6.000%	5/20/34	19,275	19,657
	M&T Bank Corp.	6.082%	3/13/32	128,317	132,696
	M&T Bank Corp.	5.053%	1/27/34	15,000	14,462
[10]	Macquarie Bank Ltd.	5.603%	2/20/35	6,000	3,920
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	6.219%	2/20/35	3,000	1,984
[5,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	6.347%	3/1/34	3,500	2,329
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	18,675	16,214
[6]	Marsh & McLennan Cos. Inc.	4.850%	11/15/31	60,000	59,846
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	18,000	19,004
[6]	Marsh & McLennan Cos. Inc.	5.000%	3/15/35	74,410	74,137
[6]	Marsh & McLennan Cos. Inc.	5.400%	3/15/55	28,570	28,380
	Mastercard Inc.	4.350%	1/15/32	34,000	33,103
	MetLife Inc.	6.500%	12/15/32	9,856	10,931
	MetLife Inc.	5.375%	7/15/33	17,690	18,164
	MetLife Inc.	5.300%	12/15/34	59,500	60,227
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	32,878	29,327
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,920	46,507
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	11,562	9,864
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	10,000	8,672
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	2,000	1,908
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	16,200	16,244
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	5,000	5,140
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	44,000	44,669
	Mizuho Financial Group Inc.	2.591%	5/25/31	19,607	17,267
	Mizuho Financial Group Inc.	5.739%	5/27/31	25,000	25,806
	Mizuho Financial Group Inc.	2.201%	7/10/31	20,000	17,184
	Moody's Corp.	5.000%	8/5/34	10,000	9,938
	Morgan Stanley	2.699%	1/22/31	50,000	44,697
	Morgan Stanley	3.622%	4/1/31	30,000	28,059
	Morgan Stanley	1.794%	2/13/32	52,894	43,622
	Morgan Stanley	1.928%	4/28/32	40,000	33,071
	Morgan Stanley	2.239%	7/21/32	59,078	49,470
	Morgan Stanley	2.511%	10/20/32	47,000	39,857
	Morgan Stanley	2.943%	1/21/33	30,000	26,052
	Morgan Stanley	4.889%	7/20/33	68,354	67,149
	Morgan Stanley	6.342%	10/18/33	60,993	65,584
	Morgan Stanley	5.250%	4/21/34	50,805	50,857
	Morgan Stanley	5.424%	7/21/34	60,653	61,277
	Morgan Stanley	6.627%	11/1/34	33,210	36,341
	Morgan Stanley	5.466%	1/18/35	78,020	79,058
[8]	Morgan Stanley	3.955%	3/21/35	7,900	8,728
	Morgan Stanley	5.831%	4/19/35	113,600	118,123
	Morgan Stanley	5.320%	7/19/35	81,520	81,909
[9]	Morgan Stanley	5.213%	10/24/35	3,700	4,634
	Morgan Stanley	2.484%	9/16/36	30,000	24,451
	Morgan Stanley	5.297%	4/20/37	30,652	30,022
	Morgan Stanley	5.948%	1/19/38	42,820	43,537
	Morgan Stanley	5.942%	2/7/39	2,000	2,030
	Nasdaq Inc.	1.650%	1/15/31	13,656	11,359
	Nasdaq Inc.	5.550%	2/15/34	31,350	32,000
[7]	National Australia Bank Ltd.	2.990%	5/21/31	10,000	8,746
[7]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	399	374
[7]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/32	501	512
[8]	Nationwide Building Society	3.828%	7/24/32	17,600	19,354
	NatWest Group plc	6.016%	3/2/34	15,000	15,669
	NatWest Group plc	5.778%	3/1/35	20,080	20,511
	NatWest Group plc	3.032%	11/28/35	15,000	13,034
	Navient Corp.	9.375%	7/25/30	473	513
	Nomura Holdings Inc.	3.103%	1/16/30	14,947	13,540
	Nomura Holdings Inc.	2.679%	7/16/30	24,829	21,726
	Nomura Holdings Inc.	2.608%	7/14/31	16,000	13,584
	Nomura Holdings Inc.	5.783%	7/3/34	30,000	30,590
	Northern Trust Corp.	6.125%	11/2/32	11,000	11,797

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nuveen LLC	5.850%	4/15/34	5,000	5,131
	OneMain Finance Corp.	4.000%	9/15/30	1,055	929
	OneMain Finance Corp.	7.125%	11/15/31	1,005	1,016
	ORIX Corp.	2.250%	3/9/31	5,217	4,401
[7]	Panther Escrow Issuer LLC	7.125%	6/1/31	950	970
	PayPal Holdings Inc.	5.150%	6/1/34	40,000	40,301
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/30	14,686	15,492
	PNC Financial Services Group Inc.	2.307%	4/23/32	10,000	8,512
	PNC Financial Services Group Inc.	4.812%	10/21/32	5,000	4,906
	PNC Financial Services Group Inc.	6.037%	10/28/33	68,750	72,240
	PNC Financial Services Group Inc.	5.068%	1/24/34	35,344	34,877
	PNC Financial Services Group Inc.	5.939%	8/18/34	35,360	36,969
	PNC Financial Services Group Inc.	6.875%	10/20/34	116,126	129,044
	PNC Financial Services Group Inc.	5.676%	1/22/35	49,080	50,393
	PNC Financial Services Group Inc.	5.401%	7/23/35	56,185	56,624
	Principal Financial Group Inc.	2.125%	6/15/30	10,000	8,640
	Principal Financial Group Inc.	5.375%	3/15/33	5,000	5,089
	Principal Financial Group Inc.	5.500%	3/15/53	7,838	7,699
	Progressive Corp.	3.200%	3/26/30	14,172	13,135
	Progressive Corp.	4.950%	6/15/33	14,500	14,562
	Prudential Financial Inc.	3.700%	10/1/50	6,495	5,885
	Prudential Financial Inc.	5.125%	3/1/52	12,000	11,616
	Prudential Financial Inc.	6.000%	9/1/52	9,328	9,465
	Prudential Financial Inc.	6.750%	3/1/53	20,000	21,270
	Prudential Financial Inc.	6.500%	3/15/54	10,670	11,132
	Regions Financial Corp.	5.502%	9/6/35	136,155	134,924
	Reinsurance Group of America Inc.	3.150%	6/15/30	2,925	2,657
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	10,290	10,432
[9]	Rothesay Life plc	7.734%	5/16/33	800	1,102
	S&P Global Inc.	2.900%	3/1/32	20,438	18,001
	Santander Holdings USA Inc.	6.342%	5/31/35	10,000	10,220
[7]	Sixth Street Lending Partners	5.750%	1/15/30	20,000	19,498
	State Street Corp.	4.675%	10/22/32	32,790	32,294
	State Street Corp.	4.421%	5/13/33	11,000	10,613
	State Street Corp.	4.821%	1/26/34	5,000	4,918
	State Street Corp.	5.159%	5/18/34	10,000	10,083
	State Street Corp.	3.031%	11/1/34	24,072	21,541
	Stifel Financial Corp.	4.000%	5/15/30	4,000	3,770
	Suci Second Investment Co.	5.171%	3/5/31	40,000	40,263
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	20,249	20,937
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	32,727	29,445
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	29,868	25,738
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	25,000	26,069
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	11,400	9,429
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/31	49,700	50,732
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	9,500	7,962
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	25,450	26,549
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	35,000	35,986
[6]	Synovus Financial Corp.	6.168%	11/1/30	11,650	11,650
	Truist Bank	2.250%	3/11/30	20,140	17,361
	Truist Financial Corp.	1.950%	6/5/30	8,419	7,205
	Truist Financial Corp.	4.916%	7/28/33	15,373	14,649
	Truist Financial Corp.	5.867%	6/8/34	10,000	10,284
[7]	UBS Group AG	3.091%	5/14/32	25,000	22,057
[7]	UBS Group AG	6.537%	8/12/33	42,000	45,155
[7]	UBS Group AG	5.379%	9/6/45	70,000	68,560
[8]	US Bancorp	4.009%	5/21/32	22,100	24,445
	US Bancorp	4.967%	7/22/33	27,420	26,588
	US Bancorp	5.850%	10/21/33	91,770	95,040
	US Bancorp	4.839%	2/1/34	52,365	50,670
	US Bancorp	5.836%	6/12/34	58,590	60,553
	US Bancorp	5.678%	1/23/35	42,455	43,527
	US Bancorp	2.491%	11/3/36	7,250	5,933
[7]	USI Inc.	7.500%	1/15/32	350	357
	Verisk Analytics Inc.	5.750%	4/1/33	10,000	10,461
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/13	6,147	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/14	7,500	1
[11]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/15	9,000	2
	Wells Fargo & Co.	2.572%	2/11/31	42,900	37,994
	Wells Fargo & Co.	4.478%	4/4/31	23,500	22,951

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wells Fargo & Co.	3.350%	3/2/33	92,510	82,241
	Wells Fargo & Co.	4.897%	7/25/33	60,000	58,744
	Wells Fargo & Co.	5.389%	4/24/34	62,000	62,428
	Wells Fargo & Co.	5.557%	7/25/34	67,415	68,588
	Wells Fargo & Co.	6.491%	10/23/34	51,575	55,808
	Wells Fargo & Co.	5.499%	1/23/35	24,950	25,316
	Westpac Banking Corp.	5.405%	8/10/33	10,000	10,024
	Westpac Banking Corp.	6.820%	11/17/33	25,000	27,581
	Westpac Banking Corp.	2.668%	11/15/35	25,000	21,378
	Willis North America Inc.	5.350%	5/15/33	15,000	15,053
					10,690,841
Health Care (8.4%)
	AbbVie Inc.	4.950%	3/15/31	71,345	72,043
	AbbVie Inc.	5.050%	3/15/34	38,750	39,031
	Adventist Health System	5.757%	12/1/34	15,000	15,147
	Agilent Technologies Inc.	2.300%	3/12/31	25,000	21,441
	Agilent Technologies Inc.	4.750%	9/9/34	49,090	47,402
	Amgen Inc.	2.450%	2/21/30	29,420	26,213
	Amgen Inc.	5.250%	3/2/30	8,665	8,833
	Amgen Inc.	2.300%	2/25/31	51,020	43,956
	Amgen Inc.	3.350%	2/22/32	19,065	17,198
	Amgen Inc.	5.250%	3/2/33	42,000	42,434
	Astrazeneca Finance LLC	4.900%	2/26/31	15,000	15,147
	Astrazeneca Finance LLC	5.000%	2/26/34	17,610	17,721
[7]	Bausch & Lomb Corp.	8.375%	10/1/28	1,449	1,523
	Baxter International Inc.	3.950%	4/1/30	24,000	22,851
	Baxter International Inc.	1.730%	4/1/31	35,000	28,696
	Baxter International Inc.	2.539%	2/1/32	44,817	37,678
[8]	Bayer AG	0.625%	7/12/31	5,100	4,521
	Becton Dickinson & Co.	2.823%	5/20/30	21,220	19,067
[8]	Becton Dickinson & Co.	3.519%	2/8/31	10,800	11,829
	Becton Dickinson & Co.	1.957%	2/11/31	22,587	18,950
[8]	Becton Dickinson & Co.	3.828%	6/7/32	6,000	6,658
	Becton Dickinson & Co.	4.298%	8/22/32	27,000	25,696
	Becton Dickinson & Co.	5.110%	2/8/34	31,370	31,219
	Boston Scientific Corp.	2.650%	6/1/30	91,567	82,099
	Bristol-Myers Squibb Co.	1.450%	11/13/30	16,570	13,782
	Bristol-Myers Squibb Co.	5.100%	2/22/31	35,800	36,421
	Bristol-Myers Squibb Co.	2.950%	3/15/32	23,345	20,623
	Bristol-Myers Squibb Co.	5.200%	2/22/34	42,145	42,890
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	1,598	1,554
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	2,523	2,446
	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,707
	Cencora Inc.	2.800%	5/15/30	6,000	5,392
	Cencora Inc.	2.700%	3/15/31	71,871	62,852
	Cencora Inc.	5.125%	2/15/34	20,000	19,857
	Centene Corp.	4.625%	12/15/29	40,000	38,248
	Centene Corp.	3.375%	2/15/30	41,231	36,953
	Centene Corp.	3.000%	10/15/30	31,830	27,567
	Centene Corp.	2.500%	3/1/31	40,000	33,456
	Centene Corp.	2.625%	8/1/31	20,959	17,435
[7]	CHS / Community Health Systems Inc.	10.875%	1/15/32	1,240	1,330
	Cigna Group	2.400%	3/15/30	40,532	35,709
	Cigna Group	2.375%	3/15/31	37,985	32,469
	Cigna Group	5.125%	5/15/31	30,000	30,151
	CommonSpirit Health	2.782%	10/1/30	509	452
	CVS Health Corp.	5.125%	2/21/30	51,095	50,742
	CVS Health Corp.	3.750%	4/1/30	17,849	16,557
	CVS Health Corp.	1.750%	8/21/30	74,635	61,518
	CVS Health Corp.	5.250%	1/30/31	20,000	19,846
	CVS Health Corp.	1.875%	2/28/31	37,668	30,605
	CVS Health Corp.	5.550%	6/1/31	49,050	49,444
	CVS Health Corp.	5.250%	2/21/33	15,000	14,715
	CVS Health Corp.	5.300%	6/1/33	21,980	21,553
	CVS Health Corp.	5.700%	6/1/34	34,200	34,358
[7]	DaVita Inc.	3.750%	2/15/31	1,430	1,244
[7]	DaVita Inc.	6.875%	9/1/32	730	734
	Elevance Health Inc.	4.750%	2/15/30	11,035	10,977
	Elevance Health Inc.	2.250%	5/15/30	6,441	5,608

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	2.550%	3/15/31	10,000	8,663
	Elevance Health Inc.	4.950%	11/1/31	50,000	49,642
	Elevance Health Inc.	4.100%	5/15/32	10,000	9,384
	Elevance Health Inc.	5.500%	10/15/32	32,000	32,730
	Elevance Health Inc.	4.750%	2/15/33	15,000	14,566
	Elevance Health Inc.	5.375%	6/15/34	50,000	50,446
	Elevance Health Inc.	5.700%	2/15/55	11,160	11,224
	Eli Lilly & Co.	4.700%	2/9/34	10,070	9,928
	Eli Lilly & Co.	4.600%	8/14/34	20,000	19,556
[7]	Endo Finance Holdings Inc.	8.500%	4/15/31	1,760	1,882
[8]	Fresenius Finance Ireland plc	0.875%	10/1/31	5,000	4,546
	GE HealthCare Technologies Inc.	5.857%	3/15/30	47,180	49,282
	GE HealthCare Technologies Inc.	5.905%	11/22/32	31,925	33,709
	HCA Inc.	3.500%	9/1/30	73,825	67,702
	HCA Inc.	5.450%	4/1/31	66,850	67,589
	HCA Inc.	2.375%	7/15/31	40,000	33,610
	HCA Inc.	3.625%	3/15/32	93,995	84,529
	Humana Inc.	4.875%	4/1/30	1,758	1,732
	Humana Inc.	2.150%	2/3/32	5,000	4,036
	Laboratory Corp. of America Holdings	4.350%	4/1/30	35,000	33,906
	Laboratory Corp. of America Holdings	4.550%	4/1/32	39,985	38,418
	Laboratory Corp. of America Holdings	4.800%	10/1/34	15,000	14,451
[7]	LifePoint Health Inc.	11.000%	10/15/30	495	552
[7]	Medline Borrower LP	3.875%	4/1/29	2,490	2,331
[7]	Medline Borrower LP	5.250%	10/1/29	489	474
[7]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	440	448
	Merck & Co. Inc.	2.150%	12/10/31	50,631	42,957
[8]	MSD Netherlands Capital BV	3.250%	5/30/32	19,000	20,827
	Novartis Capital Corp.	4.200%	9/18/34	20,000	18,959
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	901	853
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	5.125%	4/30/31	70	64
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/34	405	406
[7]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	7.875%	5/15/34	155	160
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	47,450	47,401
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	32,590	32,127
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	12,000	12,091
	Quest Diagnostics Inc.	4.625%	12/15/29	33,040	32,703
	Quest Diagnostics Inc.	2.950%	6/30/30	16,761	15,124
	Quest Diagnostics Inc.	2.800%	6/30/31	6,655	5,839
	Quest Diagnostics Inc.	5.000%	12/15/34	5,000	4,900
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	15,000	12,597
	Revvity Inc.	2.250%	9/15/31	11,000	9,131
[7]	Roche Holdings Inc.	4.909%	3/8/31	19,980	20,188
[7]	Roche Holdings Inc.	2.076%	12/13/31	26,730	22,456
[7]	Roche Holdings Inc.	4.985%	3/8/34	16,925	17,017
	Royalty Pharma plc	2.200%	9/2/30	24,500	20,933
	Royalty Pharma plc	2.150%	9/2/31	4,000	3,315
	Stanford Health Care	3.310%	8/15/30	7,000	6,512
[7]	Star Parent Inc.	9.000%	10/1/30	760	790
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/31	22,000	19,081
	Stryker Corp.	1.950%	6/15/30	13,250	11,386
[8]	Stryker Corp.	3.375%	9/11/32	6,800	7,395
	Stryker Corp.	4.625%	9/11/34	27,310	26,371
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	93,085	80,899
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	20,000	20,263
	Tenet Healthcare Corp.	4.250%	6/1/29	1,804	1,707
	Tenet Healthcare Corp.	6.750%	5/15/31	1,467	1,500
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	1,020	972
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	350	247
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	11,000	9,268
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	23,525	23,772
	UnitedHealth Group Inc.	4.800%	1/15/30	44,030	44,198
	UnitedHealth Group Inc.	2.000%	5/15/30	28,065	24,319
	UnitedHealth Group Inc.	4.900%	4/15/31	31,980	32,145
	UnitedHealth Group Inc.	4.950%	1/15/32	24,800	24,829
	UnitedHealth Group Inc.	4.200%	5/15/32	16,697	16,029
	UnitedHealth Group Inc.	5.350%	2/15/33	33,535	34,437
	UnitedHealth Group Inc.	4.500%	4/15/33	14,815	14,326
	UnitedHealth Group Inc.	5.000%	4/15/34	24,440	24,331
	Viatris Inc.	2.700%	6/22/30	3,969	3,444

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zimmer Biomet Holdings Inc.	5.200%	9/15/34	25,000	24,732
	Zoetis Inc.	2.000%	5/15/30	19,148	16,534
	Zoetis Inc.	5.600%	11/16/32	23,590	24,487
					2,915,906
Industrials (5.2%)
	3M Co.	3.050%	4/15/30	6,359	5,854
[7]	American Airlines Inc.	7.250%	2/15/28	4,172	4,241
[7]	American Airlines Inc.	8.500%	5/15/29	1,735	1,819
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	4,400	4,360
[10]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	5,230	3,180
[10]	Aurizon Network Pty Ltd.	6.100%	9/12/31	5,000	3,328
	Automatic Data Processing Inc.	4.450%	9/9/34	14,875	14,390
[7]	BAE Systems plc	5.250%	3/26/31	8,390	8,522
[7]	BAE Systems plc	5.300%	3/26/34	18,800	19,017
	Boeing Co.	5.150%	5/1/30	106,811	105,519
	Boeing Co.	3.625%	2/1/31	33,099	29,880
[7]	Boeing Co.	6.388%	5/1/31	97,914	102,426
[7]	Boeing Co.	6.528%	5/1/34	69,103	72,851
[7]	Bombardier Inc.	7.250%	7/1/31	655	677
[7]	Bombardier Inc.	7.000%	6/1/32	550	563
	Canadian National Railway Co.	3.850%	8/5/32	26,585	24,879
	Canadian Pacific Railway Co.	2.050%	3/5/30	3,000	2,615
	Carrier Global Corp.	2.722%	2/15/30	21,000	18,875
	Carrier Global Corp.	5.900%	3/15/34	2,129	2,237
[7]	Chart Industries Inc.	7.500%	1/1/30	385	400
[7]	Chart Industries Inc.	9.500%	1/1/31	276	296
	CSX Corp.	2.400%	2/15/30	5,218	4,652
	CSX Corp.	4.100%	11/15/32	30,000	28,542
	Dover Corp.	2.950%	11/4/29	3,000	2,744
[8]	easyJet plc	3.750%	3/20/31	5,473	5,952
[7]	Embraer Netherlands Finance BV	7.000%	7/28/30	4,000	4,236
	Embraer Netherlands Finance BV	7.000%	7/28/30	5,000	5,289
	FedEx Corp.	2.400%	5/15/31	32,544	28,025
[7]	Garda World Security Corp.	8.250%	8/1/32	805	801
[7]	Gates Corp.	6.875%	7/1/29	520	535
	GE Capital Funding LLC	4.550%	5/15/32	12,131	11,808
[8]	General Electric Co.	4.125%	9/19/35	3,900	4,404
[7]	Genesee & Wyoming Inc.	6.250%	4/15/32	1,010	1,019
[8]	Heathrow Funding Ltd.	1.125%	10/8/32	8,100	7,700
[8]	Heathrow Funding Ltd.	1.875%	3/14/36	4,500	4,177
[7]	Herc Holdings Inc.	6.625%	6/15/29	645	660
	Honeywell International Inc.	4.700%	2/1/30	89,500	89,795
[8]	Honeywell International Inc.	3.375%	3/1/30	17,500	19,196
	Honeywell International Inc.	4.750%	2/1/32	79,280	79,247
	Honeywell International Inc.	5.000%	2/15/33	42,975	43,550
	Hubbell Inc.	2.300%	3/15/31	15,000	12,828
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	24,053	22,928
	Ingersoll Rand Inc.	5.314%	6/15/31	10,500	10,701
	Ingersoll Rand Inc.	5.700%	8/14/33	20,000	20,747
	Ingersoll Rand Inc.	5.450%	6/15/34	22,130	22,574
	Jacobs Engineering Group Inc.	5.900%	3/1/33	11,580	11,863
	John Deere Capital Corp.	4.400%	9/8/31	60,000	58,572
	John Deere Capital Corp.	3.900%	6/7/32	9,640	9,083
	Keysight Technologies Inc.	4.950%	10/15/34	12,499	12,138
	L3Harris Technologies Inc.	2.900%	12/15/29	17,831	16,230
	L3Harris Technologies Inc.	1.800%	1/15/31	14,540	12,106
	L3Harris Technologies Inc.	5.250%	6/1/31	35,290	35,770
	L3Harris Technologies Inc.	5.400%	7/31/33	52,985	53,730
	Lockheed Martin Corp.	5.250%	1/15/33	13,340	13,734
	Lockheed Martin Corp.	4.800%	8/15/34	20,000	19,764
[10]	Lonsdale Finance Pty Ltd.	2.100%	10/15/27	7,000	4,211
[8]	Motability Operations Group plc	3.500%	7/17/31	7,200	7,854
[8]	Motability Operations Group plc	3.875%	1/24/34	2,200	2,432
	Norfolk Southern Corp.	2.550%	11/1/29	7,509	6,791
	Norfolk Southern Corp.	2.300%	5/15/31	10,000	8,611
	Northrop Grumman Corp.	4.400%	5/1/30	38,065	37,404
	Northrop Grumman Corp.	4.700%	3/15/33	25,740	25,244
	Northrop Grumman Corp.	4.900%	6/1/34	58,863	58,156
	Otis Worldwide Corp.	2.565%	2/15/30	28,769	25,632

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	22,860	14,839
[10]	Pacific National Finance Pty Ltd.	3.700%	9/24/29	18,940	11,123
[10]	Perth Airport Pty Ltd.	5.600%	3/5/31	16,820	11,076
[10]	Qantas Airways Ltd.	3.150%	9/27/28	15,500	9,344
[10]	Qantas Airways Ltd.	2.950%	11/27/29	4,270	2,463
	Quanta Services Inc.	2.900%	10/1/30	8,400	7,552
	Quanta Services Inc.	2.350%	1/15/32	7,000	5,869
	Regal Rexnord Corp.	6.400%	4/15/33	6,750	7,040
	RELX Capital Inc.	3.000%	5/22/30	8,800	8,037
	Republic Services Inc.	1.450%	2/15/31	10,000	8,180
	Republic Services Inc.	1.750%	2/15/32	12,620	10,222
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,206
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	745	700
	RTX Corp.	2.250%	7/1/30	38,811	33,859
	RTX Corp.	6.000%	3/15/31	50,000	52,944
	RTX Corp.	1.900%	9/1/31	47,566	39,323
	RTX Corp.	2.375%	3/15/32	15,351	12,890
	RTX Corp.	5.150%	2/27/33	51,088	51,446
	RTX Corp.	6.100%	3/15/34	5,000	5,355
	Ryder System Inc.	6.600%	12/1/33	39,914	43,361
	Southwest Airlines Co.	7.375%	3/1/27	4,930	5,165
	Southwest Airlines Co.	2.625%	2/10/30	39,303	34,894
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	1,007	1,085
[7]	Spirit AeroSystems Inc.	9.750%	11/15/30	1,153	1,281
[8]	Timken Co.	4.125%	5/23/34	4,200	4,565
[7]	TopBuild Corp.	4.125%	2/15/32	1,494	1,332
[7]	TransDigm Inc.	6.375%	3/1/29	1,486	1,508
[7]	TransDigm Inc.	6.875%	12/15/30	1,225	1,257
[7]	TransDigm Inc.	7.125%	12/1/31	1,638	1,698
[7]	TransDigm Inc.	6.625%	3/1/32	51	52
	Trimble Inc.	6.100%	3/15/33	5,500	5,789
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/32	3,930	3,336
[7]	Triumph Group Inc.	9.000%	3/15/28	787	821
	Tyco Electronics Group SA	4.625%	2/1/30	15,000	14,896
[7]	United Airlines Inc.	4.625%	4/15/29	7,772	7,442
	United Parcel Service Inc.	5.150%	5/22/34	40,000	40,639
	Waste Management Inc.	1.500%	3/15/31	37,356	30,825
	Waste Management Inc.	4.625%	2/15/33	4,856	4,784
[7]	WESCO Distribution Inc.	6.625%	3/15/32	2,245	2,302
[10]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/31	30,000	16,999
					1,799,863
Materials (2.4%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	645	651
	Air Products and Chemicals Inc.	4.750%	2/8/31	5,320	5,328
	Amcor Flexibles North America Inc.	2.690%	5/25/31	20,000	17,316
	Antofagasta plc	2.375%	10/14/30	4,528	3,853
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/29	1,655	1,452
[7]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/31	338	354
	Ball Corp.	2.875%	8/15/30	1,725	1,501
	Ball Corp.	3.125%	9/15/31	2,271	1,963
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	10,000	10,250
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	40,000	39,895
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	15,000	15,246
	Braskem Netherlands Finance BV	4.500%	1/31/30	18,500	16,100
	Braskem Netherlands Finance BV	5.875%	1/31/50	10,000	7,425
[7]	Canpack SA / Canpack US LLC	3.875%	11/15/29	5,823	5,308
	Celanese US Holdings LLC	6.550%	11/15/30	25,000	26,186
	Celanese US Holdings LLC	6.700%	11/15/33	15,000	15,937
[7]	Chemours Co.	4.625%	11/15/29	4,943	4,285
[7]	Cleveland-Cliffs Inc.	7.000%	3/15/32	1,935	1,937
[7]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	3,860	3,904
	Dow Chemical Co.	2.100%	11/15/30	34,000	29,126
	Dow Chemical Co.	6.300%	3/15/33	8,000	8,628
	Eastman Chemical Co.	5.750%	3/8/33	15,000	15,383
	Eastman Chemical Co.	5.625%	2/20/34	25,000	25,248
	Ecolab Inc.	1.300%	1/30/31	11,853	9,688
[7]	Element Solutions Inc.	3.875%	9/1/28	1,537	1,480
[7]	First Quantum Minerals Ltd.	9.375%	3/1/29	265	282
	Freeport-McMoRan Inc.	4.250%	3/1/30	12,603	12,058

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,933	5,786
[7]	Georgia-Pacific LLC	2.300%	4/30/30	33,445	29,404
[7]	Graphic Packaging International LLC	3.750%	2/1/30	205	188
[7]	Graphic Packaging International LLC	6.375%	7/15/32	2,015	2,034
[7]	Inversiones CMPC SA	6.125%	2/26/34	5,800	5,928
[7]	Kaiser Aluminum Corp.	4.625%	3/1/28	1,315	1,254
	LYB International Finance III LLC	2.250%	10/1/30	5,000	4,293
	LYB International Finance III LLC	5.625%	5/15/33	12,000	12,301
	LYB International Finance III LLC	5.500%	3/1/34	25,000	25,118
	Martin Marietta Materials Inc.	2.400%	7/15/31	25,000	21,382
[6]	Martin Marietta Materials Inc.	5.150%	12/1/34	30,000	29,770
	Newmont Corp.	2.250%	10/1/30	37,770	32,948
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/34	19,440	19,774
[7]	NOVA Chemicals Corp.	8.500%	11/15/28	265	281
[7]	NOVA Chemicals Corp.	9.000%	2/15/30	535	569
[7]	Novelis Corp.	4.750%	1/30/30	2,438	2,283
[7]	Novelis Corp.	3.875%	8/15/31	2,415	2,122
	Nucor Corp.	3.125%	4/1/32	15,620	13,873
	Nutrien Ltd.	2.950%	5/13/30	26,207	23,804
	Nutrien Ltd.	5.400%	6/21/34	55,000	55,264
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	240	226
[7]	Olympus Water US Holding Corp.	9.750%	11/15/28	2,320	2,462
[7]	Olympus Water US Holding Corp.	7.250%	6/15/31	890	913
	Owens Corning	5.700%	6/15/34	29,705	30,528
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/31	500	493
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/32	630	616
	Packaging Corp. of America	3.000%	12/15/29	13,000	11,928
[7]	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer Inc.	4.375%	10/15/28	1,635	1,538
	PPG Industries Inc.	2.550%	6/15/30	9,435	8,363
	Rio Tinto Finance USA plc	5.000%	3/9/33	30,000	30,361
	RPM International Inc.	2.950%	1/15/32	3,415	2,981
[7]	Sealed Air Corp.	5.000%	4/15/29	511	494
[7]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	233	235
[7]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/31	520	540
	Sherwin-Williams Co.	2.300%	5/15/30	20,563	18,036
	Sherwin-Williams Co.	2.200%	3/15/32	8,193	6,849
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	34,064	34,348
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	26,725	26,870
[7]	SNF Group SACA	3.375%	3/15/30	2,925	2,617
	Steel Dynamics Inc.	3.450%	4/15/30	27,891	25,888
	Steel Dynamics Inc.	3.250%	1/15/31	2,950	2,690
	Steel Dynamics Inc.	5.375%	8/15/34	15,000	15,077
[7]	Summit Materials LLC / Summit Materials Finance Corp.	7.250%	1/15/31	305	317
	Vale Canada Ltd.	7.200%	9/15/32	2,504	2,758
	Vale Overseas Ltd.	3.750%	7/8/30	5,000	4,655
	Vale Overseas Ltd.	6.125%	6/12/33	13,350	13,688
	WestRock MWV LLC	8.200%	1/15/30	19,000	21,726
[7]	WR Grace Holdings LLC	5.625%	8/15/29	418	386
[7]	WR Grace Holdings LLC	7.375%	3/1/31	340	351
[7]	Yara International ASA	3.148%	6/4/30	1,975	1,769
					838,863
Real Estate (4.5%)
	Agree LP	2.900%	10/1/30	6,500	5,751
	Agree LP	4.800%	10/1/32	7,000	6,767
	Agree LP	2.600%	6/15/33	6,435	5,181
	Agree LP	5.625%	6/15/34	15,000	15,235
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	27,005	24,262
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	20,060	19,908
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	12,881	11,683
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	12,233	9,857
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	5,000	3,889
	American Homes 4 Rent LP	2.375%	7/15/31	10,000	8,418
	American Homes 4 Rent LP	3.625%	4/15/32	15,000	13,538
	American Homes 4 Rent LP	5.500%	2/1/34	10,000	10,043
	American Homes 4 Rent LP	5.500%	7/15/34	20,000	20,108
	American Tower Corp.	2.900%	1/15/30	25,100	22,723
	American Tower Corp.	2.100%	6/15/30	14,909	12,800
	American Tower Corp.	2.700%	4/15/31	20,000	17,400
	American Tower Corp.	2.300%	9/15/31	10,000	8,381

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	5.550%	7/15/33	15,000	15,263
[8]	Aroundtown SA	1.450%	7/9/28	5,400	5,406
[8]	Aroundtown SA	4.800%	7/16/29	4,800	5,340
	AvalonBay Communities Inc.	2.300%	3/1/30	14,752	13,008
	AvalonBay Communities Inc.	2.450%	1/15/31	5,000	4,370
	AvalonBay Communities Inc.	5.000%	2/15/33	6,700	6,667
	AvalonBay Communities Inc.	5.300%	12/7/33	10,000	10,137
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	16,000	17,249
	Boston Properties LP	3.250%	1/30/31	19,185	16,899
	Boston Properties LP	2.550%	4/1/32	17,155	13,976
	Boston Properties LP	2.450%	10/1/33	3,000	2,330
	Brixmor Operating Partnership LP	2.500%	8/16/31	10,000	8,461
	Brixmor Operating Partnership LP	5.500%	2/15/34	8,000	8,007
	Camden Property Trust	4.900%	1/15/34	10,000	9,782
	Corporate Office Properties LP	2.750%	4/15/31	6,226	5,318
	Crown Castle Inc.	3.100%	11/15/29	20,966	19,158
	Crown Castle Inc.	2.250%	1/15/31	13,715	11,594
	Crown Castle Inc.	2.100%	4/1/31	3,000	2,498
	CubeSmart LP	2.000%	2/15/31	26,804	22,355
[8]	Digital Dutch Finco BV	1.250%	2/1/31	4,100	3,868
[8]	Digital Dutch Finco BV	1.000%	1/15/32	7,400	6,694
	DOC DR LLC	2.625%	11/1/31	20,000	17,134
	Equinix Inc.	3.200%	11/18/29	13,614	12,572
	Equinix Inc.	2.150%	7/15/30	10,000	8,628
	Equinix Inc.	2.500%	5/15/31	10,000	8,611
	Equinix Inc.	3.900%	4/15/32	8,740	8,155
	ERP Operating LP	2.500%	2/15/30	11,000	9,799
	ERP Operating LP	1.850%	8/1/31	1,251	1,039
	Essex Portfolio LP	3.000%	1/15/30	10,000	9,089
	Essex Portfolio LP	1.650%	1/15/31	7,533	6,158
	Essex Portfolio LP	2.550%	6/15/31	1,900	1,625
	Extra Space Storage LP	5.500%	7/1/30	7,590	7,752
	Extra Space Storage LP	2.200%	10/15/30	7,000	5,984
	Extra Space Storage LP	5.900%	1/15/31	21,540	22,319
	Extra Space Storage LP	2.550%	6/1/31	20,485	17,455
	Extra Space Storage LP	2.400%	10/15/31	13,000	10,875
	Extra Space Storage LP	2.350%	3/15/32	39,196	32,286
	Extra Space Storage LP	5.400%	2/1/34	15,000	15,005
	Federal Realty OP LP	3.500%	6/1/30	1,990	1,827
	Healthcare Realty Holdings LP	3.100%	2/15/30	501	451
	Healthcare Realty Holdings LP	2.400%	3/15/30	1,000	852
	Healthpeak OP LLC	3.000%	1/15/30	14,900	13,595
	Healthpeak OP LLC	2.875%	1/15/31	18,507	16,511
	Healthpeak OP LLC	5.250%	12/15/32	25,355	25,524
	Highwoods Realty LP	3.050%	2/15/30	18,362	16,135
	Highwoods Realty LP	2.600%	2/1/31	13,641	11,383
	Highwoods Realty LP	7.650%	2/1/34	46,868	52,545
	Host Hotels & Resorts LP	3.375%	12/15/29	3,252	2,976
	Host Hotels & Resorts LP	3.500%	9/15/30	16,023	14,498
	Host Hotels & Resorts LP	2.900%	12/15/31	16,025	13,657
	Host Hotels & Resorts LP	5.700%	7/1/34	21,275	21,249
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	4,000	3,277
	Kilroy Realty LP	3.050%	2/15/30	26,759	23,536
	Kilroy Realty LP	2.500%	11/15/32	20,200	15,802
	Kimco Realty OP LLC	2.700%	10/1/30	11,343	10,090
	Kimco Realty OP LLC	2.250%	12/1/31	16,400	13,725
	Kimco Realty OP LLC	3.200%	4/1/32	12,657	11,194
	Kimco Realty OP LLC	4.600%	2/1/33	10,000	9,642
	LXP Industrial Trust	2.375%	10/1/31	5,000	4,067
	Mid-America Apartments LP	2.750%	3/15/30	4,800	4,322
	Mid-America Apartments LP	1.700%	2/15/31	1,900	1,579
	Mid-America Apartments LP	5.300%	2/15/32	20,000	20,233
	Mid-America Apartments LP	5.000%	3/15/34	12,235	12,124
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	3,512	2,485
	NNN REIT Inc.	2.500%	4/15/30	13,948	12,230
	NNN REIT Inc.	5.600%	10/15/33	19,503	19,885
	NNN REIT Inc.	5.500%	6/15/34	10,000	10,113
	Omega Healthcare Investors Inc.	3.625%	10/1/29	10,000	9,259
	Omega Healthcare Investors Inc.	3.375%	2/1/31	21,198	18,862
	Omega Healthcare Investors Inc.	3.250%	4/15/33	16,900	14,198

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	7,000	6,846
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	11,900	11,507
[7]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	570	583
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	20,000	16,782
	Piedmont Operating Partnership LP	6.875%	7/15/29	9,280	9,571
[8]	Prologis International Funding II SA	3.125%	6/1/31	5,000	5,269
	Prologis LP	2.875%	11/15/29	5,000	4,595
	Prologis LP	2.250%	4/15/30	14,022	12,341
	Prologis LP	1.250%	10/15/30	10,000	8,220
	Prologis LP	1.750%	2/1/31	7,266	6,085
	Prologis LP	2.250%	1/15/32	9,320	7,828
	Prologis LP	4.625%	1/15/33	8,324	8,146
	Prologis LP	5.125%	1/15/34	11,700	11,708
	Prologis LP	5.000%	3/15/34	49,850	49,332
	Public Storage Operating Co.	2.300%	5/1/31	10,830	9,365
	Public Storage Operating Co.	2.250%	11/9/31	18,742	15,872
	Public Storage Operating Co.	5.100%	8/1/33	12,500	12,554
	Public Storage Operating Co.	5.350%	8/1/53	25,000	24,552
	Realty Income Corp.	3.100%	12/15/29	9,490	8,747
	Realty Income Corp.	3.400%	1/15/30	3,421	3,187
	Realty Income Corp.	4.850%	3/15/30	24,715	24,665
[8]	Realty Income Corp.	4.875%	7/6/30	6,200	7,165
	Realty Income Corp.	3.250%	1/15/31	15,607	14,216
	Realty Income Corp.	2.700%	2/15/32	10,000	8,572
	Realty Income Corp.	5.625%	10/13/32	15,000	15,535
	Realty Income Corp.	5.125%	2/15/34	5,000	4,973
	Regency Centers LP	3.700%	6/15/30	17,008	15,950
	Regency Centers LP	5.250%	1/15/34	11,600	11,653
[10]	Region Retail Trust	5.550%	3/5/31	22,500	14,726
	Rexford Industrial Realty LP	2.125%	12/1/30	5,488	4,619
	Rexford Industrial Realty LP	2.150%	9/1/31	17,430	14,387
[7]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/32	575	581
	Sabra Health Care LP	3.200%	12/1/31	41,626	35,900
	SBA Communications Corp.	3.125%	2/1/29	1,845	1,679
	Simon Property Group LP	2.650%	7/15/30	17,630	15,731
	Simon Property Group LP	2.200%	2/1/31	5,999	5,140
	Simon Property Group LP	2.250%	1/15/32	10,000	8,382
	Simon Property Group LP	6.250%	1/15/34	5,000	5,385
	Simon Property Group LP	4.750%	9/26/34	20,000	19,179
	Store Capital LLC	2.750%	11/18/30	7,294	6,226
	Tanger Properties LP	2.750%	9/1/31	5,000	4,206
	UDR Inc.	3.200%	1/15/30	4,882	4,493
	UDR Inc.	3.000%	8/15/31	7,660	6,796
	UDR Inc.	2.100%	6/15/33	4,773	3,715
	Ventas Realty LP	2.500%	9/1/31	6,000	5,095
	Welltower OP LLC	3.100%	1/15/30	16,145	14,829
	Welltower OP LLC	2.750%	1/15/32	7,000	6,039
	Welltower OP LLC	3.850%	6/15/32	11,104	10,292
	Weyerhaeuser Co.	4.000%	11/15/29	19,017	18,244
	WP Carey Inc.	2.450%	2/1/32	10,000	8,334
					1,576,433
Technology (4.7%)
	Accenture Capital Inc.	4.250%	10/4/31	15,000	14,535
	Analog Devices Inc.	2.100%	10/1/31	5,970	5,052
	Atlassian Corp.	5.500%	5/15/34	15,460	15,720
	Broadcom Inc.	4.350%	2/15/30	14,080	13,715
	Broadcom Inc.	5.000%	4/15/30	37,571	37,858
	Broadcom Inc.	4.150%	11/15/30	32,850	31,510
[7]	Broadcom Inc.	2.450%	2/15/31	79,537	68,663
	Broadcom Inc.	5.150%	11/15/31	34,620	34,854
	Broadcom Inc.	4.550%	2/15/32	40,000	38,704
[7]	Broadcom Inc.	4.150%	4/15/32	59,650	56,309
[7]	Broadcom Inc.	2.600%	2/15/33	15,000	12,443
[7]	Broadcom Inc.	3.419%	4/15/33	17,516	15,452
	Broadcom Inc.	4.800%	10/15/34	30,000	28,992
	Cadence Design Systems Inc.	4.700%	9/10/34	28,830	28,108
	CDW LLC / CDW Finance Corp.	5.100%	3/1/30	18,630	18,500
[7]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	230	235
	Cisco Systems Inc.	5.050%	2/26/34	25,040	25,459

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cloud Software Group Inc.	6.500%	3/31/29	275	268
[7]	Cloud Software Group Inc.	8.250%	6/30/32	2,685	2,760
	Dell International LLC / EMC Corp.	4.350%	2/1/30	34,700	33,715
	Dell International LLC / EMC Corp.	6.200%	7/15/30	41,995	44,482
	Dell International LLC / EMC Corp.	5.750%	2/1/33	13,126	13,645
	Dell International LLC / EMC Corp.	5.400%	4/15/34	58,856	59,531
[7]	Entegris Inc.	4.750%	4/15/29	24,932	24,141
[7]	Entegris Inc.	5.950%	6/15/30	3,000	2,996
	Hewlett Packard Enterprise Co.	4.850%	10/15/31	50,000	49,012
	Hewlett Packard Enterprise Co.	5.000%	10/15/34	45,493	44,121
	HP Inc.	3.400%	6/17/30	9,725	8,985
	HP Inc.	2.650%	6/17/31	35,381	30,532
	Intel Corp.	2.450%	11/15/29	38,494	33,848
	Intel Corp.	5.125%	2/10/30	48,840	48,745
	Intel Corp.	3.900%	3/25/30	6,363	5,970
	Intel Corp.	5.000%	2/21/31	15,000	14,842
	Intel Corp.	2.000%	8/12/31	28,470	23,109
	Intel Corp.	4.150%	8/5/32	23,476	21,678
	Intel Corp.	5.200%	2/10/33	53,734	52,780
	Intel Corp.	5.150%	2/21/34	26,348	25,745
	Intuit Inc.	5.200%	9/15/33	14,500	14,781
	Juniper Networks Inc.	2.000%	12/10/30	15,554	12,952
	Kyndryl Holdings Inc.	6.350%	2/20/34	8,590	8,896
	Leidos Inc.	4.375%	5/15/30	5,000	4,821
	Leidos Inc.	5.750%	3/15/33	17,821	18,430
[7]	McAfee Corp.	7.375%	2/15/30	1,949	1,881
	Micron Technology Inc.	2.703%	4/15/32	11,354	9,598
	Micron Technology Inc.	5.875%	2/9/33	12,000	12,409
	Motorola Solutions Inc.	2.750%	5/24/31	25,000	21,843
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	41,815	38,546
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	30,000	25,625
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	10,000	8,451
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/33	24,350	23,967
	Oracle Corp.	4.200%	9/27/29	24,325	23,695
	Oracle Corp.	6.150%	11/9/29	29,535	31,213
	Oracle Corp.	2.950%	4/1/30	31,231	28,342
	Oracle Corp.	4.650%	5/6/30	19,010	18,851
	Oracle Corp.	2.875%	3/25/31	62,257	55,162
	Oracle Corp.	6.250%	11/9/32	36,667	39,348
	Oracle Corp.	4.700%	9/27/34	125,000	120,280
[7]	Rocket Software Inc.	9.000%	11/28/28	600	625
	Roper Technologies Inc.	2.000%	6/30/30	10,500	8,982
	Teledyne FLIR LLC	2.500%	8/1/30	14,900	13,095
	Teledyne Technologies Inc.	2.750%	4/1/31	22,767	20,115
[7]	UKG Inc.	6.875%	2/1/31	1,035	1,060
	VMware LLC	4.700%	5/15/30	40,665	39,937
	VMware LLC	2.200%	8/15/31	30,859	25,720
	Workday Inc.	3.800%	4/1/32	25,914	23,926
					1,639,565
Utilities (7.3%)
	AEP Texas Inc.	5.400%	6/1/33	20,330	20,382
[10]	AGI Finance Pty Ltd.	1.815%	11/23/28	3,390	1,944
[10]	AGI Finance Pty Ltd.	6.109%	6/28/30	22,180	14,946
	Alabama Power Co.	3.050%	3/15/32	3,300	2,928
	Alabama Power Co.	3.940%	9/1/32	24,000	22,554
	Alabama Power Co.	5.850%	11/15/33	10,000	10,572
[7]	Alpha Generation LLC	6.750%	10/15/32	170	173
	Ameren Corp.	3.500%	1/15/31	33,245	30,683
	Ameren Illinois Co.	1.550%	11/15/30	9,785	8,145
	Ameren Illinois Co.	3.850%	9/1/32	30,000	27,859
	Ameren Illinois Co.	4.950%	6/1/33	36,838	36,737
	American Water Capital Corp.	2.800%	5/1/30	4,000	3,609
	American Water Capital Corp.	4.450%	6/1/32	5,000	4,864
	Appalachian Power Co.	4.500%	8/1/32	22,030	21,101
	Atmos Energy Corp.	5.900%	11/15/33	10,760	11,454
[10]	Ausgrid Finance Pty Ltd.	5.408%	3/28/31	19,000	12,390
[10]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/33	5,000	3,366
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,742	9,248
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	23,079	19,056

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	9,920	8,526
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	12,002	10,526
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	37,034	35,772
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,360	8,287
	CenterPoint Energy Inc.	2.950%	3/1/30	11,305	10,197
	CenterPoint Energy Inc.	2.650%	6/1/31	22,800	19,762
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	9,000	7,565
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	5,000	4,831
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	12,000	12,133
[7,12]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	15,183	15,483
[7]	Clearway Energy Operating LLC	3.750%	2/15/31	3,690	3,298
[7]	Clearway Energy Operating LLC	3.750%	1/15/32	149	132
[4]	Comision Federal de Electricidad	5.000%	9/29/36	5,976	5,374
	Commonwealth Edison Co.	3.150%	3/15/32	11,850	10,538
	Commonwealth Edison Co.	4.900%	2/1/33	14,705	14,681
	Commonwealth Edison Co.	5.300%	6/1/34	20,000	20,405
	Connecticut Light and Power Co.	2.050%	7/1/31	3,000	2,525
	Consumers Energy Co.	3.600%	8/15/32	4,430	4,064
	Dominion Energy Inc.	3.375%	4/1/30	38,274	35,434
	Dominion Energy Inc.	2.250%	8/15/31	5,000	4,208
	Dominion Energy Inc.	4.350%	8/15/32	11,346	10,799
	Dominion Energy Inc.	6.300%	3/15/33	5,000	5,342
	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,291	8,661
	DTE Electric Co.	2.250%	3/1/30	20,694	18,303
	DTE Electric Co.	2.625%	3/1/31	11,500	10,177
	DTE Electric Co.	3.000%	3/1/32	12,237	10,896
	DTE Electric Co.	5.200%	4/1/33	15,000	15,230
	DTE Electric Co.	5.200%	3/1/34	15,000	15,190
	DTE Energy Co.	2.950%	3/1/30	18,783	16,939
	DTE Energy Co.	5.850%	6/1/34	40,000	41,546
	Duke Energy Carolinas LLC	2.450%	2/1/30	25,081	22,419
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,190	6,276
	Duke Energy Carolinas LLC	2.850%	3/15/32	8,250	7,225
	Duke Energy Carolinas LLC	4.950%	1/15/33	19,547	19,470
	Duke Energy Carolinas LLC	4.850%	1/15/34	15,000	14,806
	Duke Energy Corp.	2.450%	6/1/30	16,000	14,053
	Duke Energy Corp.	2.550%	6/15/31	55,000	47,280
	Duke Energy Corp.	4.500%	8/15/32	39,000	37,458
	Duke Energy Florida LLC	1.750%	6/15/30	34,710	29,613
	Duke Energy Florida LLC	2.400%	12/15/31	10,000	8,508
	Duke Energy Florida LLC	5.875%	11/15/33	14,850	15,740
	Duke Energy Indiana LLC	5.250%	3/1/34	10,000	10,156
	Duke Energy Ohio Inc.	2.125%	6/1/30	11,650	10,126
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,930	1,959
	Duke Energy Progress LLC	2.000%	8/15/31	17,500	14,663
	Duke Energy Progress LLC	3.400%	4/1/32	15,000	13,660
	Duke Energy Progress LLC	5.250%	3/15/33	5,446	5,541
[6]	Edison International	5.250%	3/15/32	16,670	16,626
[7]	Electricite de France SA	5.700%	5/23/28	4,385	4,492
[7]	Electricite de France SA	4.500%	9/21/28	5,000	4,919
[7]	Electricite de France SA	6.250%	5/23/33	4,965	5,252
[8]	Engie SA	3.875%	1/6/31	9,700	10,818
[8]	Engie SA	4.000%	1/11/35	2,200	2,458
	Entergy Arkansas LLC	5.150%	1/15/33	4,230	4,279
	Entergy Arkansas LLC	5.300%	9/15/33	15,000	15,221
	Entergy Corp.	2.800%	6/15/30	16,000	14,321
	Entergy Corp.	2.400%	6/15/31	23,559	20,042
	Entergy Louisiana LLC	1.600%	12/15/30	5,050	4,174
	Entergy Louisiana LLC	2.350%	6/15/32	6,442	5,424
	Entergy Texas Inc.	1.750%	3/15/31	5,000	4,153
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	2,800	2,799
	Eversource Energy	1.650%	8/15/30	16,165	13,463
	Eversource Energy	2.550%	3/15/31	8,610	7,427
	Eversource Energy	3.375%	3/1/32	25,000	22,195
	Exelon Corp.	4.050%	4/15/30	49,530	47,485
	Exelon Corp.	3.350%	3/15/32	33,000	29,693
	Exelon Corp.	5.450%	3/15/34	10,000	10,173
[4,7]	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.250%	1/31/41	6,848	6,865
	FirstEnergy Corp.	2.650%	3/1/30	20,526	18,281
	FirstEnergy Corp.	2.250%	9/1/30	7,896	6,787

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	FirstEnergy Transmission LLC	4.550%	1/15/30	10,450	10,240
[7]	FirstEnergy Transmission LLC	5.000%	1/15/35	19,800	19,406
	Florida Power & Light Co.	2.450%	2/3/32	12,500	10,690
	Georgia Power Co.	4.700%	5/15/32	24,199	23,985
	Georgia Power Co.	4.950%	5/17/33	59,290	59,118
	Idaho Power Co.	5.200%	8/15/34	7,670	7,685
[7]	ITC Holdings Corp.	2.950%	5/14/30	10,000	9,001
[7]	ITC Holdings Corp.	5.400%	6/1/33	17,360	17,440
	Kentucky Utilities Co.	5.450%	4/15/33	7,370	7,564
	Louisville Gas and Electric Co.	5.450%	4/15/33	5,900	6,059
	National Grid plc	5.809%	6/12/33	23,970	24,850
	National Grid plc	5.418%	1/11/34	24,400	24,655
[8]	National Grid plc	3.245%	3/30/34	6,400	6,683
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	9,250	9,724
	Nevada Power Co.	2.400%	5/1/30	11,640	10,279
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	25,000	22,766
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	30,000	26,155
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	15,850	13,351
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,630	5,618
[7]	Niagara Energy SAC	5.746%	10/3/34	14,306	13,984
	NiSource Inc.	5.400%	6/30/33	15,500	15,636
	NiSource Inc.	5.350%	4/1/34	19,110	19,178
[7]	NRG Energy Inc.	6.250%	11/1/34	620	619
	NSTAR Electric Co.	1.950%	8/15/31	850	713
	NSTAR Electric Co.	5.400%	6/1/34	25,000	25,542
[10]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/29	10,000	5,865
[10]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/30	30,000	16,646
	Ohio Power Co.	1.625%	1/15/31	18,491	15,208
	Ohio Power Co.	5.650%	6/1/34	25,000	25,561
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	3,000	3,383
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	17,000	16,579
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,000	3,441
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	30,000	31,412
	Pacific Gas and Electric Co.	4.550%	7/1/30	15,000	14,564
	Pacific Gas and Electric Co.	2.500%	2/1/31	67,175	57,615
	Pacific Gas and Electric Co.	3.250%	6/1/31	25,357	22,618
	Pacific Gas and Electric Co.	5.900%	6/15/32	7,000	7,243
	Pacific Gas and Electric Co.	6.150%	1/15/33	5,220	5,462
	Pacific Gas and Electric Co.	6.950%	3/15/34	33,806	37,496
	Pacific Gas and Electric Co.	5.800%	5/15/34	12,550	12,891
	Pacific Gas and Electric Co.	4.500%	7/1/40	18,800	16,300
	Pacific Gas and Electric Co.	4.750%	2/15/44	2,560	2,202
	PacifiCorp	2.700%	9/15/30	13,815	12,220
	PacifiCorp	5.300%	2/15/31	20,000	20,275
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	215	204
	PECO Energy Co.	4.900%	6/15/33	10,000	9,963
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.000%	6/30/30	4,500	4,032
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	13,940	12,811
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	5,000	4,300
	PPL Capital Funding Inc.	5.250%	9/1/34	27,525	27,324
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,019
	Progress Energy Inc.	7.750%	3/1/31	3,339	3,816
	Public Service Co. of Colorado	1.900%	1/15/31	300	253
	Public Service Co. of Colorado	5.350%	5/15/34	13,890	14,103
	Public Service Co. of Oklahoma	5.250%	1/15/33	10,290	10,282
	Public Service Electric and Gas Co.	2.450%	1/15/30	10,900	9,748
	Public Service Electric and Gas Co.	1.900%	8/15/31	10,044	8,344
	Public Service Electric and Gas Co.	4.900%	12/15/32	15,000	15,081
	Public Service Electric and Gas Co.	5.200%	3/1/34	15,000	15,223
	Public Service Enterprise Group Inc.	1.600%	8/15/30	53,551	44,590
	Public Service Enterprise Group Inc.	2.450%	11/15/31	17,000	14,476
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,000	5,294
	Public Service Enterprise Group Inc.	5.450%	4/1/34	25,000	25,293
	Sempra	5.500%	8/1/33	8,000	8,159
[8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	6,800	7,495
	Southern California Edison Co.	2.250%	6/1/30	20,000	17,511
	Southern California Edison Co.	2.500%	6/1/31	8,000	6,954
	Southern California Edison Co.	5.450%	6/1/31	8,930	9,148
	Southern California Edison Co.	2.750%	2/1/32	7,000	6,062
	Southern California Edison Co.	5.200%	6/1/34	23,160	23,237

Vanguard® Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	2.550%	2/1/30	5,790	5,194
	Southern Co.	3.700%	4/30/30	31,065	29,299
	Southern Co.	5.700%	10/15/32	11,788	12,304
	Southern Co.	5.200%	6/15/33	12,023	12,070
	Southern Co. Gas Capital Corp.	1.750%	1/15/31	10,833	8,967
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	20,000	20,784
	Southwestern Electric Power Co.	5.300%	4/1/33	25,000	25,016
	Union Electric Co.	2.950%	3/15/30	18,000	16,433
	Union Electric Co.	5.200%	4/1/34	7,500	7,580
[8]	United Utilities Water Finance plc	3.750%	5/23/34	12,300	13,246
	Virginia Electric and Power Co.	2.300%	11/15/31	10,000	8,459
	Virginia Electric and Power Co.	2.400%	3/30/32	8,000	6,780
	Virginia Electric and Power Co.	5.000%	4/1/33	14,810	14,695
	Virginia Electric and Power Co.	5.300%	8/15/33	25,000	25,323
	Virginia Electric and Power Co.	5.000%	1/15/34	19,800	19,624
[7]	Vistra Operations Co. LLC	7.750%	10/15/31	2,179	2,302
[7]	Vistra Operations Co. LLC	6.875%	4/15/32	500	517
	WEC Energy Group Inc.	1.800%	10/15/30	17,178	14,491
	Xcel Energy Inc.	2.600%	12/1/29	5,000	4,473
	Xcel Energy Inc.	3.400%	6/1/30	10,000	9,216
	Xcel Energy Inc.	2.350%	11/15/31	21,000	17,466
	Xcel Energy Inc.	4.600%	6/1/32	12,000	11,510
	Xcel Energy Inc.	5.450%	8/15/33	10,000	10,079
[9]	Yorkshire Water Finance plc	1.750%	10/27/32	8,200	7,702
					2,540,309
Total Corporate Bonds (Cost $30,476,127)					29,890,164
Floating Rate Loan Interests (0.0%)
[5]	Frontier Communications Corp. Term Loan B, TSFR3M + 3.500%	8.763%	7/1/31	235	236
[5]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.354%	11/5/28	5,795	5,814
[5]	SkyMiles IP Ltd. Term Loan B, TSFR3M + 3.750%	8.367%	10/20/27	56	57
[5]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	6.435%	5/24/30	1,419	1,418
Total Floating Rate Loan Interests (Cost $7,477)					7,525
Sovereign Bonds (3.1%)
[8]	Bank Gospodarstwa Krajowego	4.000%	3/13/32	35,714	39,823
[7]	Bank Gospodarstwa Krajowego	5.750%	7/9/34	27,000	27,254
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	626	612
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	8,234	7,602
	Export-Import Bank of India	3.250%	1/15/30	15,050	13,817
	Government of Bermuda	4.750%	2/15/29	18,860	18,584
	Government of Bermuda	5.000%	7/15/32	17,180	16,774
[8]	Ontario Teachers Finance Trust	1.850%	5/3/32	50,000	50,033
[8]	Republic of Bulgaria	4.375%	5/13/31	14,991	17,451
[8]	Republic of Bulgaria	3.625%	9/5/32	19,307	21,431
	Republic of Bulgaria	5.000%	3/5/37	1	1
	Republic of Colombia	3.125%	4/15/31	69,940	55,786
[4]	Republic of Guatemala	4.900%	6/1/30	15,400	14,705
	Republic of Indonesia	4.750%	9/10/34	25,720	25,186
[7]	Republic of Latvia	5.125%	7/30/34	30,000	29,792
	Republic of Panama	8.125%	4/28/34	9,236	9,973
[4]	Republic of Panama	4.500%	4/16/50	350	233
[4]	Republic of Panama	3.870%	7/23/60	24,875	14,035
	Republic of Peru	2.844%	6/20/30	30,876	27,496
	Republic of Peru	2.783%	1/23/31	169,888	147,361
	Republic of Peru	5.375%	2/8/35	46,638	45,933
	Republic of Philippines	1.648%	6/10/31	35,180	28,992
[8]	Republic of Poland	3.625%	11/29/30	10,000	11,264
	Republic of Poland	5.750%	11/16/32	10,500	10,946
	Republic of South Africa	4.850%	9/30/29	8,155	7,687
	Republic of South Africa	5.750%	9/30/49	18,750	14,640
	Republic of Uzbekistan	3.700%	11/25/30	5,500	4,625
[8]	Romania	6.625%	9/27/29	9,450	11,201
[8]	Romania	1.750%	7/13/30	28,160	26,026
[7,8]	Romania	5.375%	3/22/31	38,070	41,952
[7,8]	Romania	5.125%	9/24/31	23,000	24,920
[8]	Romania	2.750%	4/14/41	8,916	6,402
	State of Israel	4.500%	1/17/33	21,570	19,652
	State of Israel	5.500%	3/12/34	40,030	38,963

Vanguard® Intermediate-Term Investment-Grade Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States		2.659%	5/24/31	162,916	135,304
	United Mexican States		4.750%	4/27/32	37,887	35,234
	United Mexican States		4.875%	5/19/33	23,500	21,623
	United Mexican States		6.350%	2/9/35	44,902	45,087
	United Mexican States		3.771%	5/24/61	10,900	6,555
	Uzbekneftegaz JSC		4.750%	11/16/28	18,889	16,557
Total Sovereign Bonds (Cost $1,111,041)						1,091,512
Taxable Municipal Bonds (0.2%)
	Empire State Development Corp. Income Tax Revenue		3.900%	3/15/33	320	302
	Empire State Development Corp. Income Tax Revenue, Prere.		3.900%	3/15/29	80	78
	Massachusetts School Building Authority Sales Tax Revenue		1.753%	8/15/30	25,540	22,468
	New York State Dormitory Authority Income Tax Revenue		5.289%	3/15/33	663	662
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	2,945	2,839
	Sonoma County CA Miscellaneous Revenue		6.000%	12/1/29	3,595	3,704
	State Board of Administration Finance Corp. Miscellaneous Revenue		2.154%	7/1/30	19,000	16,375
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue		5.102%	4/1/35	4,634	4,704
	University of California College & University Revenue		1.614%	5/15/30	5,025	4,302
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue		4.132%	5/15/32	8,000	7,648
Total Taxable Municipal Bonds (Cost $63,973)						63,082
					Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[13]	Vanguard Market Liquidity Fund (Cost $332,608)		4.834%		3,326,414	332,608
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	WFB	1/16/25	4.100%	461,050	1,074
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.100% Annually	BANA	1/16/25	4.100%	461,050	1,074
	5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	738,040	1,235
	5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/24	0.550%	738,040	1,235

Vanguard® Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	RBC	12/18/24	0.525%	738,040	1,620
Total Options Purchased (Cost $4,889)					6,238
Total Investments (100.3%) (Cost $35,595,535)					34,944,752
Other Assets and Liabilities—Net (-0.3%)					(88,192)
Net Assets (100%)					34,856,560
Cost is in $000.
1	Securities with a value of $2,016,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $44,194,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $63,609,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2024.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $1,650,247,000, representing 4.7% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Non-income-producing security—security in default.
12	Guaranteed by the Republic of Chile.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
BANA—Bank of America, N.A.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
Prere.—Prerefunded.
RBC—Royal Bank of Canada.
REIT—Real Estate Investment Trust.
SOFR—Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	BANA	1/16/25	3.850%	461,050	(2,035)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	WFB	1/16/25	3.850%	461,050	(2,035)
Total Options Written (Premiums Received $0)					(4,070)
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Vanguard® Intermediate-Term Investment-Grade Fund
Futures Contracts
			($000)
		Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	287	30,776	(18)
10-Year U.S. Treasury Note	December 2024	7,407	818,242	(18,423)
Ultra 10-Year U.S. Treasury Note	December 2024	7,082	805,578	(12,392)
				(30,833)

Short Futures Contracts
10-Year Japanese Government Bond	December 2024	(255)	(241,993)	(135)
2-Year U.S. Treasury Note	December 2024	(1,922)	(395,827)	2,886
AUD 3-Year Treasury Bond	December 2024	(1,169)	(81,219)	1,298
AUD 10-Year Treasury Bond	December 2024	(1,025)	(75,445)	3,464
Euro-Bobl	December 2024	(1,730)	(222,336)	1,821
Euro-Bund	December 2024	(2,321)	(332,751)	3,415
Euro-Buxl	December 2024	(150)	(21,596)	98
Long Gilt	December 2024	(201)	(24,373)	1,062
Long U.S. Treasury Bond	December 2024	(1,125)	(132,715)	5,858
Ultra Long U.S. Treasury Bond	December 2024	(879)	(110,424)	5,035
				24,802
				(6,031)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	11/4/24	AUD	286,092	USD	190,137	—	(1,849)
Canadian Imperial Bank of Commerce	11/4/24	AUD	36,175	USD	24,614	—	(806)
UBS AG	11/4/24	AUD	7,977	USD	5,393	—	(143)
Standard Chartered Bank	11/4/24	AUD	4,858	USD	3,347	—	(150)
Toronto-Dominion Bank	11/4/24	AUD	2,763	USD	1,832	—	(13)
Canadian Imperial Bank of Commerce	11/4/24	EUR	665,427	USD	719,028	4,931	—
UBS AG	11/4/24	EUR	15,126	USD	16,623	—	(166)
BNP Paribas	12/27/24	EUR	11,676	USD	12,649	84	—
JPMorgan Chase Bank, N.A.	11/4/24	EUR	3,913	USD	4,383	—	(126)
Bank of America, N.A.	11/4/24	EUR	3,147	USD	3,405	19	—
State Street Bank & Trust Co.	11/4/24	EUR	2,685	USD	2,997	—	(77)
Deutsche Bank AG	11/4/24	EUR	2,081	USD	2,296	—	(32)
Toronto-Dominion Bank	12/27/24	EUR	2,106	USD	2,293	4	—
Wells Fargo Bank N.A.	11/4/24	EUR	1,883	USD	2,103	—	(55)
The Bank of New York Mellon Corp.	11/4/24	EUR	1,763	USD	1,968	—	(50)
Barclays Bank plc	11/4/24	GBP	28,112	USD	36,466	—	(218)
State Street Bank & Trust Co.	12/27/24	GBP	2,413	USD	3,137	—	(27)
HSBC Bank plc	11/4/24	GBP	1,570	USD	2,038	—	(13)
State Street Bank & Trust Co.	11/5/24	JPY	722,242	USD	4,747	10	—
Canadian Imperial Bank of Commerce	11/5/24	JPY	153,488	USD	1,040	—	(29)
Toronto-Dominion Bank	11/4/24	USD	220,692	AUD	327,161	5,376	—
State Street Bank & Trust Co.	12/10/24	USD	190,205	AUD	286,092	1,852	—
State Street Bank & Trust Co.	11/4/24	USD	3,280	AUD	4,726	170	—
Wells Fargo Bank N.A.	11/4/24	USD	2,638	AUD	3,900	72	—
Canadian Imperial Bank of Commerce	11/4/24	USD	1,405	AUD	2,079	37	—
Canadian Imperial Bank of Commerce	12/27/24	USD	720,622	EUR	665,427	—	(5,076)
UBS AG	11/4/24	USD	652,268	EUR	584,848	15,973	—
State Street Bank & Trust Co.	11/4/24	USD	53,147	EUR	47,781	1,164	—

Vanguard® Intermediate-Term Investment-Grade Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	11/4/24	USD	37,362	EUR	33,482	934	—
JPMorgan Chase Bank, N.A.	11/4/24	USD	17,132	EUR	15,825	—	(85)
Citibank, N.A.	11/4/24	USD	11,642	EUR	10,418	307	—
Toronto-Dominion Bank	11/4/24	USD	2,379	EUR	2,206	—	(21)
Toronto-Dominion Bank	12/27/24	USD	2,206	EUR	2,036	—	(14)
UBS AG	11/4/24	USD	1,587	EUR	1,464	—	(7)
Barclays Bank plc	12/27/24	USD	36,464	GBP	28,112	220	—
Toronto-Dominion Bank	11/4/24	USD	27,622	GBP	20,920	647	—
UBS AG	11/4/24	USD	6,776	GBP	5,182	93	—
State Street Bank & Trust Co.	12/27/24	USD	6,030	GBP	4,648	38	—
The Bank of New York Mellon Corp.	11/4/24	USD	4,645	GBP	3,579	30	—
Toronto-Dominion Bank	12/27/24	USD	1,500	GBP	1,154	13	—
Toronto-Dominion Bank	11/5/24	USD	5,236	JPY	730,929	422	—
State Street Bank & Trust Co.	12/27/24	USD	3,877	JPY	585,512	—	(7)
Deutsche Bank AG	11/5/24	USD	1,027	JPY	144,801	73	—
						32,469	(8,964)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S43-V1	12/21/29	USD	500,000	5.000	37,630	671
CDX-NA-IG-S43-V1	12/21/29	USD	618,238	1.000	13,892	(67)
iTraxx Europe-S42-V1	12/21/29	EUR	254,000	1.000	5,804	(42)
					57,326	562
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	1,630	1.000	12	3	9	—
American Express Co./A2	12/23/25	GSI	1,630	1.000	18	12	6	—
American International Group Inc./Baa2	12/23/25	GSI	1,630	1.000	16	5	11	—
Berkshire Hathaway Inc./Aa2	12/21/24	BARC	19,400	1.000	48	16	32	—
Berkshire Hathaway Inc./Aa2	12/21/24	JPMC	9,400	1.000	23	7	16	—
Boeing Co./Baa2	12/23/25	GSI	1,630	1.000	9	(2)	11	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	1,630	1.000	19	14	5	—
Comcast Corp./A3	12/23/25	GSI	1,630	1.000	17	11	6	—
CVS Health Corp./Baa2	12/23/25	GSI	1,630	1.000	17	9	8	—
Dominion Energy Inc./Baa2	12/23/25	GSI	1,630	1.000	18	11	7	—
Dow Chemical Co./Baa1	12/23/25	GSI	1,630	1.000	17	7	10	—
Enbridge Inc./Baa2	12/23/25	GSI	1,630	1.000	15	6	9	—
General Electric Co./Baa1	12/23/25	GSI	1,630	1.000	19	2	17	—

Vanguard® Intermediate-Term Investment-Grade Fund
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
General Motors Co./Baa3	12/23/25	GSI	1,630	1.000	17	—	17	—
International Business Machines Corp./A3	12/23/25	GSI	1,630	1.000	17	11	6	—
Kroger Co./Baa1	12/23/25	GSI	1,630	1.000	18	9	9	—
Lincoln National Corp./Baa2	12/23/25	GSI	1,630	1.000	12	5	7	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	1,630	1.000	18	11	7	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	1,630	1.000	16	4	12	—
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	1,630	1.000	18	13	5	—
Metlife Inc./A3	12/23/25	GSI	1,630	1.000	16	8	8	—
Mondelez International Inc./Baa1	12/23/25	GSI	1,630	1.000	18	10	8	—
Prudential Financial Inc./A3	12/23/25	GSI	1,630	1.000	16	8	8	—
Simon Property Group LP/A3	12/23/25	GSI	1,630	1.000	17	5	12	—
UnitedHealth Group Inc./A3	12/23/25	GSI	1,630	1.000	18	12	6	—
Verizon Communications Inc./Baa1	12/23/25	GSI	1,630	1.000	16	9	7	—
					465	206	259	—

Credit Protection Purchased
Bouygues SA	6/21/28	JPMC	23,300[2]	(1.000)	(633)	(354)	—	(279)
Standard Chartered plc	12/21/28	MSCS	3,200[2]	(1.000)	(74)	(18)	—	(56)
Unibail-Rodamco-Westfield SE	6/21/28	JPMC	3,300[2]	(1.000)	(56)	129	—	(185)
					(763)	(243)	—	(520)
					(298)	(37)	259	(520)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $30,317,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/17/28	5/17/27[1]	244,370	3.679[2]	(0.000)[3]	(2)	(2)
5/17/28	5/17/27[1]	240,490	3.701[2]	(0.000)[3]	45	45
5/24/28	5/24/27[1]	238,550	3.762[2]	(0.000)[3]	175	175
7/5/29	N/A	35,680	2.530[2]	(0.000)[4]	165	165
7/5/29	N/A	32,910	2.525[2]	(0.000)[4]	144	144
7/5/29	N/A	32,910	2.523[2]	(0.000)[4]	141	141
7/10/29	N/A	41,988	2.491[2]	(0.000)[4]	110	110
7/10/29	N/A	36,520	2.484[2]	(0.000)[4]	84	84
7/15/29	N/A	36,515	2.420[2]	(0.000)[4]	(31)	(31)
7/18/29	N/A	36,515	2.449[2]	(0.000)[4]	14	14
7/19/29	N/A	36,515	2.437[2]	(0.000)[4]	(7)	(7)
8/1/29	N/A	36,520	2.394[2]	(0.000)[4]	(97)	(97)
8/5/29	N/A	36,515	2.363[2]	(0.000)[4]	(157)	(157)
5/17/34	5/17/29[1]	56,856	0.000[5]	(3.799)[6]	(103)	(103)
5/17/34	5/17/29[1]	55,954	0.000[5]	(3.833)[6]	(175)	(175)
5/24/34	5/24/29[1]	55,503	0.000[5]	(3.865)[6]	(239)	(239)

Vanguard® Intermediate-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/5/54	N/A	7,850	0.000[4]	(2.522)[2]	(132)	(132)
7/5/54	N/A	7,250	0.000[4]	(2.519)[2]	(118)	(118)
7/5/54	N/A	7,250	0.000[4]	(2.524)[2]	(126)	(126)
7/10/54	N/A	9,030	0.000[4]	(2.510)[2]	(128)	(128)
7/10/54	N/A	7,850	0.000[4]	(2.499)[2]	(93)	(93)
7/15/54	N/A	7,855	0.000[4]	(2.469)[2]	(41)	(41)
7/18/54	N/A	7,850	0.000[4]	(2.501)[2]	(95)	(95)
7/19/54	N/A	7,855	0.000[4]	(2.482)[2]	(62)	(62)
8/1/54	N/A	7,860	0.000[4]	(2.454)[2]	(13)	(13)
8/5/54	N/A	7,850	0.000[4]	(2.411)[2]	58	58
					(683)	(683)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
4	Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.
5	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
6	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that

Vanguard® Intermediate-Term Investment-Grade Fund
obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between

Vanguard® Intermediate-Term Investment-Grade Fund
the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount.  In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,063,924	—	3,063,924
Asset-Backed/Commercial Mortgage-Backed Securities	—	489,699	—	489,699
Corporate Bonds	—	29,890,164	—	29,890,164
Floating Rate Loan Interests	—	7,525	—	7,525
Sovereign Bonds	—	1,091,512	—	1,091,512
Taxable Municipal Bonds	—	63,082	—	63,082
Temporary Cash Investments	332,608	—	—	332,608
Options Purchased	—	6,238	—	6,238
Total	332,608	34,612,144	—	34,944,752
Derivative Financial Instruments
Assets
Futures Contracts[1]	24,937	—	—	24,937
Forward Currency Contracts	—	32,469	—	32,469
Swap Contracts	1,607[1]	259	—	1,866
Total	26,544	32,728	—	59,272
Liabilities
Options Written	—	(4,070)	—	(4,070)
Futures Contracts[1]	(30,968)	—	—	(30,968)
Forward Currency Contracts	—	(8,964)	—	(8,964)
Swap Contracts	(1,728)[1]	(520)	—	(2,248)
Total	(32,696)	(13,554)	—	(46,250)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.